UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-04257

DWS Variable Series I
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2012

ITEM 1.	REPORT TO STOCKHOLDERS

JUNE 30, 2012

SEMIANNUAL REPORT

DWS VARIABLE SERIES I

DWS Bond VIP

Contents
3 Performance Summary
4 Portfolio Summary
6 Portfolio Management Team
7 Investment Portfolio
14 Statement of Assets and Liabilities
15 Statement of Operations
16 Statement of Changes in Net Assets
17 Financial Highlights
18 Notes to Financial Statements
25 Information About Your Fund's Expenses
26 Proxy Voting
27 Summary of Management Fee Evaluation by Independent Fee Consultant

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2012 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated May 1, 2012 is 0.62% for Class A shares and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

Growth of an Assumed $10,000 Investment

The Barclays U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with an average maturity of one year or more.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results
DWS Bond VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,375	$10,654	$12,356	$11,059	$14,015
	Average annual total return	3.75%	6.54%	7.31%	2.03%	3.43%
Barclays U.S. Aggregate Bond Index	Growth of $10,000	$10,237	$10,747	$12,227	$13,890	$17,296
	Average annual total return	2.37%	7.47%	6.93%	6.79%	5.63%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Portfolio Summary (Unaudited)
Asset Allocation (As a % of Total Net Assets)	6/30/12	12/31/11

Government & Agency Obligations	37%	38%
Mortgage-Backed Securities Pass-Throughs	35%	42%
Corporate Bonds	24%	28%
Municipal Bonds and Notes	7%	7%
Collateralized Mortgage Obligations	5%	4%
Commercial Mortgage-Backed Securities	4%	7%
Asset-Backed	1%	3%
Cash Equivalents and other Assets and Liabilities, net	-13%	-29%
	100%	100%

Quality (Excludes Cash Equivalents and Securities Lending Collateral)	6/30/12	12/31/11

AAA	65%	64%
AA	6%	5%
A	7%	7%
BBB	14%	15%
BB or Below	4%	7%
Not Rated	4%	2%
	100%	100%

Interest Rate Sensitivity	6/30/12	12/31/11

Effective Maturity	6.7 years	6.9 years
Effective Duration	5.1 years	4.9 years

The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer's ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Effective duration is an approximate measure of the Fund's sensitivity to interest rate changes taking into consideration any maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund's investment portfolio, see page 7.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Portfolio Management Team

William Chepolis, CFA
John D. Ryan
Eric S. Meyer, CFA
Gary Russell, CFA
Ohn Choe, CFA
Portfolio Managers

Investment Portfolio June 30, 2012 (Unaudited)
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 24.2%
Consumer Discretionary 5.6%
AMC Entertainment, Inc., 8.75%, 6/1/2019		1,043,000	1,118,617
CBS Corp., 3.375%, 3/1/2022		500,000	498,148
CCO Holdings LLC, 6.5%, 4/30/2021		420,000	447,300
DIRECTV Holdings LLC:
2.4%, 3/15/2017		1,050,000	1,056,914
3.125%, 2/15/2016		200,000	208,360
6.35%, 3/15/2040		427,000	483,764
Levi Strauss & Co., 7.625%, 5/15/2020 (b)		300,000	318,750
Lowe's Companies, Inc., 1.625%, 4/15/2017		750,000	755,560
Macy's Retail Holdings, Inc., 3.875%, 1/15/2022		630,000	662,365
MGM Resorts International, 9.0%, 3/15/2020		1,050,000	1,165,500
NBCUniversal Media LLC:
5.15%, 4/30/2020		500,000	574,035
5.95%, 4/1/2041		272,000	321,090
Norcraft Companies LP, 10.5%, 12/15/2015		100,000	99,000
Royal Caribbean Cruises Ltd., 7.25%, 6/15/2016		750,000	810,000
Time Warner Cable, Inc.:
4.0%, 9/1/2021		530,000	556,952
7.3%, 7/1/2038		40,000	51,373
Time Warner, Inc., 7.625%, 4/15/2031		650,000	839,567
Yum! Brands, Inc.:
3.875%, 11/1/2020		765,000	822,120
5.3%, 9/15/2019		100,000	114,919
			10,904,334
Consumer Staples 1.7%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/2019		1,150,000	1,518,867
CVS Caremark Corp., 5.75%, 5/15/2041		225,000	267,843
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		1,100,000	1,069,750
Kellogg Co., 4.0%, 12/15/2020		200,000	220,148
Kroger Co., 6.9%, 4/15/2038		100,000	122,550
			3,199,158
Energy 3.6%
Apache Corp., 3.25%, 4/15/2022		550,000	574,317
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		760,000	985,270
Encana Corp., 5.15%, 11/15/2041		206,000	196,782
Enterprise Products Operating LLC:
4.6%, 8/1/2012		500,000	501,448
6.125%, 10/15/2039		460,000	521,098
ONEOK Partners LP, 6.15%, 10/1/2016		878,000	1,020,649
Petroleos Mexicanos, 144A, 5.5%, 6/27/2044		550,000	562,375
Phillips 66, 144A, 2.95%, 5/1/2017		523,000	537,418
		Principal Amount ($)(a)	Value ($)

Reliance Holdings U.S.A., Inc., 144A, 4.5%, 10/19/2020		650,000	610,860
Weatherford International Ltd., 5.125%, 9/15/2020		1,250,000	1,341,936
Williams Partners LP, 4.0%, 11/15/2021		200,000	207,755
			7,059,908
Financials 6.2%
American International Group, Inc., 4.875%, 6/1/2022		400,000	409,289
Bank of America Corp.:
5.65%, 5/1/2018		365,000	390,292
5.75%, 12/1/2017		360,000	384,191
6.5%, 8/1/2016		80,000	87,851
Bank of New York Mellon Corp., 2.4%, 1/17/2017		550,000	567,856
Berkshire Hathaway, Inc., 1.9%, 1/31/2017		520,000	530,284
Bunge Ltd. Finance Corp., 4.1%, 3/15/2016		248,000	258,603
Citigroup, Inc., 4.5%, 1/14/2022		432,000	446,193
CNA Financial Corp., 5.75%, 8/15/2021		1,001,000	1,099,909
Ford Motor Credit Co., LLC:
3.0%, 6/12/2017		485,000	482,328
7.0%, 4/15/2015		925,000	1,028,026
General Electric Capital Corp., 2.9%, 1/9/2017		1,805,000	1,864,397
JPMorgan Chase & Co., 5.125%, 9/15/2014		1,100,000	1,168,622
Nationwide Financial Services, Inc., 144A, 5.375%, 3/25/2021		410,000	423,362
PNC Bank NA, 6.875%, 4/1/2018		200,000	238,578
PNC Funding Corp., 3.3%, 3/8/2022		1,020,000	1,040,200
Prudential Financial, Inc., 7.375%, 6/15/2019		170,000	207,481
SunTrust Banks, Inc., 3.6%, 4/15/2016		335,000	347,855
The Goldman Sachs Group, Inc., 6.0%, 6/15/2020		880,000	939,461
Toll Brothers Finance Corp., 8.91%, 10/15/2017		200,000	245,848
			12,160,626
Health Care 1.3%
Amgen, Inc., 5.15%, 11/15/2041		520,000	542,836
Express Scripts Holding Co.:
6.25%, 6/15/2014		205,000	224,145
7.25%, 6/15/2019		560,000	704,145
Gilead Sciences, Inc., 4.4%, 12/1/2021		390,000	430,474
McKesson Corp., 4.75%, 3/1/2021		475,000	544,956
			2,446,556
Industrials 1.3%
ADT Corp., 144A, 3.5%, 7/15/2022		455,000	456,527
BAA Funding Ltd., 144A, 2.5%, 6/25/2015		335,000	336,875
		Principal Amount ($)(a)	Value ($)

Burlington Northern Santa Fe LLC, 3.45%, 9/15/2021		142,000	148,570
CSX Corp., 6.15%, 5/1/2037		650,000	797,366
Masco Corp., 6.125%, 10/3/2016		800,000	853,760
			2,593,098
Information Technology 1.3%
Applied Materials, Inc., 5.85%, 6/15/2041		440,000	530,949
Equinix, Inc., 7.0%, 7/15/2021		850,000	935,000
Hewlett-Packard Co., 3.3%, 12/9/2016		715,000	747,355
Xerox Corp., 2.95%, 3/15/2017		284,000	287,217
			2,500,521
Materials 2.3%
ArcelorMittal, 6.125%, 6/1/2018		1,000,000	1,013,947
Corporacion Nacional del Cobre — Codelco:
144A, 3.75%, 11/4/2020		550,000	573,587
REG S, 7.5%, 1/15/2019		600,000	760,201
Dow Chemical Co.:
4.125%, 11/15/2021		61,000	65,429
4.25%, 11/15/2020		740,000	802,801
5.25%, 11/15/2041		100,000	110,544
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022		790,000	777,264
Teck Resources Ltd., 3.0%, 3/1/2019		400,000	397,363
			4,501,136
Telecommunication Services 0.3%
AT&T, Inc., 3.875%, 8/15/2021		215,000	234,191
Frontier Communications Corp., 7.875%, 4/15/2015		332,000	365,200
			599,391
Utilities 0.6%
DTE Energy Co., 7.625%, 5/15/2014		300,000	334,677
Energy Future Competitive Holdings Co., 7.48%, 1/1/2017		24,284	21,339
FirstEnergy Solutions Corp., 6.8%, 8/15/2039		659,000	692,048
Majapahit Holding BV, REG S, 7.75%, 10/17/2016		100,000	114,250
			1,162,314
Total Corporate Bonds (Cost $44,404,421)			47,127,042

Mortgage-Backed Securities Pass-Throughs 34.8%
Federal Home Loan Mortgage Corp.:
3.5%, 4/1/2042		9,397,309	9,899,110
4.0%, 8/1/2039		1,094,431	1,178,780
4.5%, 6/1/2041		3,914,014	4,178,975
5.484%*, 2/1/2038		297,145	323,563
5.5%, with various maturities from 10/1/2023 until 8/1/2024		231,489	256,362
6.0%, with various maturities from 12/1/2034 until 3/1/2038		568,377	627,545
6.5%, 3/1/2026		513,672	582,390
7.0%, 1/1/2038		74,851	84,927
		Principal Amount ($)(a)	Value ($)

Federal National Mortgage Association:
2.441%*, 8/1/2037		252,491	266,257
3.0%, 9/1/2026 (c)		10,862,500	11,380,166
4.0%, with various maturities from 6/1/2040 until 9/1/2040 (c)		23,222,037	24,745,540
4.5%, with various maturities from 10/1/2033 until 5/1/2041		547,662	587,669
5.0%, with various maturities from 2/1/2021 until 8/1/2040		2,744,830	2,972,806
5.249%*, 9/1/2038		167,232	179,356
5.356%*, 1/1/2038		277,544	295,147
5.5%, with various maturities from 12/1/2032 until 4/1/2037		3,162,332	3,470,856
6.0%, with various maturities from 4/1/2024 until 3/1/2025		1,004,487	1,120,616
6.5%, with various maturities from 3/1/2017 until 12/1/2037		1,350,078	1,514,752
8.0%, 9/1/2015		11,515	12,225
Government National Mortgage Association, 3.0%, 1/1/2042 (c)		4,000,000	4,143,125
Total Mortgage-Backed Securities Pass-Throughs (Cost $66,613,494)			67,820,167

Asset-Backed 0.9%
Credit Card Receivables
Citibank Omni Master Trust, "A14", Series 2009-A14A, 144A, 2.992%*, 8/15/2018 (Cost $1,842,012)		1,750,000	1,837,712

Commercial Mortgage-Backed Securities 4.4%
Banc of America Large Loan, Inc., "HLTN", Series 2010-HLTN, 144A, 1.992%*, 11/15/2015		1,777,789	1,684,485
Banc of America Merrill Lynch Commercial Mortgage, Inc., "A2", Series 2007-2, 5.634%*, 4/10/2049		119,227	123,478
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007-PW16, 5.906%*, 6/11/2040		240,000	274,416
Greenwich Capital Commercial Funding Corp., "A4", Series 2007-GG9, 5.444%, 3/10/2039		1,750,000	1,941,326
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4", Series 2007-C1, 5.716%, 2/15/2051		960,000	1,086,420
"F", Series 2007-LD11, 6.009%*, 6/15/2049		650,000	59,670
"G", Series 2007-LD11, 144A, 6.009%*, 6/15/2049		760,000	48,406
"H", Series 2007-LD11, 144A, 6.009%*, 6/15/2049		460,000	11,638
LB-UBS Commercial Mortgage Trust:
"E", Series 2005-C2, 5.498%*, 4/15/2040		500,000	200,437
"A4", Series 2007-C6, 5.858%, 7/15/2040		1,315,000	1,501,814
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 6.041%*, 6/12/2050		1,490,000	1,590,050
		Principal Amount ($)(a)	Value ($)

Wachovia Bank Commercial Mortgage Trust, "H", Series 2007-C32, 144A, 5.927%*, 6/15/2049		770,000	46,200
Total Commercial Mortgage-Backed Securities (Cost $10,708,519)			8,568,340

Collateralized Mortgage Obligations 4.7%
Countrywide Home Loans, "A2", Series 2006-1, 6.0%, 3/25/2036		518,674	428,992
CS First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035		151,248	91,308
Federal Home Loan Mortgage Corp.:
"NI", Series 4020, Interest Only, 3.0%, 3/15/2027		396,172	45,541
"LI", Series 3838, Interest Only, 4.5%, 4/15/2022		1,613,942	141,585
"PE", Series 2898, 5.0%, 5/15/2033		335,000	348,839
Federal National Mortgage Association:
''IO", Series 2010-143, Interest Only, 5.0%, 12/25/2025		3,775,084	457,270
"QD", Series 2005-29, 5.0%, 8/25/2033		435,000	458,987
"EG", Series 2005-22, 5.0%, 11/25/2033		750,000	791,872
"TC", Series 2007-77, 5.5%, 9/25/2034		370,000	383,689
Government National Mortgage Association:
"IU", Series 2010-164, Interest Only, 2.0%, 12/20/2013		3,905,607	83,585
"CI", Series 2010-145, Interest Only, 4.0%, 11/20/2035		537,533	49,295
"MI", Series 2010-85, Interest Only, 4.5%, 1/20/2036		2,564,405	259,679
"AI", Series 2011-94, Interest Only, 4.5%, 1/20/2039		4,420,175	524,783
"GI", Series 2010-89, Interest Only, 4.5%, 5/20/2039		2,013,360	309,324
"PD", Series 2011-25, 4.5%, 10/16/2039		1,000,000	1,143,579
"EI", Series 2010-134, Interest Only, 4.5%, 11/20/2039		2,680,602	421,690
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		2,358,405	318,003
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		4,846,440	616,018
"IM", Series 2010-87, Interest Only, 4.75%, 3/20/2036		2,674,602	299,736
"JI", Series 2010-67, Interest Only, 5.0%, 10/20/2033		1,379,655	103,448
"IA", Series 2010-58, Interest Only, 5.0%, 3/20/2039		3,857,897	562,702
"BI", Series 2010-168, Interest Only, 5.0%, 4/20/2040		2,847,087	718,817
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		495,734	72,740
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		1,012,993	150,216
"KI", Series 2010-130, Interest Only, 5.5%, 9/16/2040		327,822	58,360
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		349,950	55,768
		Principal Amount ($)(a)	Value ($)

MASTR Alternative Loans Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020		224,556	229,589
"8A1", Series 2004-3, 7.0%, 4/25/2034		10,793	10,890
Total Collateralized Mortgage Obligations (Cost $10,047,420)			9,136,305

Government & Agency Obligations 36.6%
Sovereign Bonds 4.0%
Eskom Holdings SOC Ltd., REG S, 5.75%, 1/26/2021		400,000	437,500
Republic of Argentina, GDP Linked Note, 12/15/2035 (d)		410,000	31,067
Republic of Belarus, 8.95%, 1/26/2018		500,000	462,500
Republic of Chile, 3.25%, 9/14/2021		600,000	636,000
Republic of Croatia, REG S, 6.75%, 11/5/2019		850,000	853,162
Republic of Egypt, 9.1%, 9/20/2012	EGP	230,000	37,732
Republic of El Salvador, REG S, 8.25%, 4/10/2032		40,000	44,600
Republic of Indonesia, REG S, 4.875%, 5/5/2021		800,000	872,000
Republic of Lithuania:
REG S, 5.125%, 9/14/2017		200,000	211,000
144A, 6.125%, 3/9/2021		225,000	247,500
Republic of Panama:
5.2%, 1/30/2020		425,000	496,187
7.125%, 1/29/2026		220,000	297,000
7.25%, 3/15/2015		80,000	91,400
Republic of Peru, 7.35%, 7/21/2025		500,000	702,500
Republic of Poland, 5.0%, 3/23/2022		350,000	382,025
Republic of Serbia:
REG S, 6.75%, 11/1/2024		845,834	812,000
REG S, 7.25%, 9/28/2021		300,000	308,250
Russian Federation, REG S, 5.0%, 4/29/2020		800,000	870,000
			7,792,423
U.S. Treasury Obligations 32.6%
U.S. Treasury Bill, 0.13%**, 9/6/2012 (e)		135,000	134,983
U.S. Treasury Bonds:
3.75%, 8/15/2041		2,500,000	3,014,845
4.75%, 2/15/2037 (b)		5,300,000	7,387,702
5.375%, 2/15/2031		3,500,000	5,100,158
7.125%, 2/15/2023		1,900,000	2,905,218
U.S. Treasury Notes:
0.5%, 10/15/2013		6,000,000	6,016,404
1.0%, 1/15/2014		955,000	965,035
1.0%, 8/31/2016 (b)		31,600,000	32,096,215
1.5%, 7/31/2016		4,250,000	4,403,068
2.0%, 11/15/2021		1,450,000	1,503,356
			63,526,984
Total Government & Agency Obligations (Cost $67,729,947)			71,319,407
		Principal Amount ($)(a)	Value ($)

Loan Participations and Assignments 0.2%
Sovereign Loans
Gazprom OAO, 144A, 8.125%, 7/31/2014		205,000	224,390
Russian Agricultural Bank, REG S, 7.75%, 5/29/2018		100,000	113,250
Total Loan Participations and Assignments (Cost $303,100)			337,640

Municipal Bonds and Notes 6.8%
California, University Revenues, Build America Bonds, 5.946%, 5/15/2045		600,000	748,368
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Build America Bonds, Series B, 6.2%, 12/1/2040		265,000	292,722
Glendale, AZ, Municipal Property Corp., Excise Tax Revenue, Series B, 6.157%, 7/1/2033, INS: AGMC		420,000	484,903
Gwinnett County, GA, Development Authority Revenue, Gwinnett Stadium Project, 6.4%, 1/1/2028		655,000	753,263
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013		630,000	629,502
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018		2,075,000	2,138,702
Los Angeles, CA, Community Development Agency Tax Allocation Revenue, Adelante Eastside Project, Series C, 6.49%, 9/1/2037, INS: Radian		310,000	311,448
Louisville & Jefferson County, KY, Metropolitan Sewer District & Drain Systems, Build America Bonds, 6.25%, 5/15/2043		600,000	770,646
Miami-Dade County, FL, Educational Facilities Authority, University of Miami, Series B, 6.1%, 4/1/2015		525,000	540,640
Michigan, Western Michigan University Revenue, 4.41%, 11/15/2014, INS: AMBAC		475,000	481,132
		Principal Amount ($)(a)	Value ($)

Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds:
Series B, 6.731%, 7/1/2043		400,000	453,932
Series A2, 7.431%, 7/1/2043		250,000	315,760
New Jersey, Economic Development Authority Revenue, Series B, 6.5%, 11/1/2013, INS: AGC		860,000	914,103
New Jersey, State Economic Development Authority Revenue, Series B, 6.5%, 11/1/2014, INS: AGC		585,000	644,881
New Jersey, State Educational Facilities Authority Revenue, NJ City University, Series F, 6.85%, 7/1/2036, INS: AGC		395,000	458,263
Newark, NJ, Pension Obligation, 5.853%, 4/1/2022, INS: AGMC		865,000	940,635
Port Authority New York & New Jersey, One Hundred Fiftieth Series, 4.75%, 9/15/2016		930,000	1,052,881
Rhode Island, Convention Center Authority Revenue, Civic Center, Series A, 6.06%, 5/15/2035, INS: AGMC		515,000	591,019
Virgin Islands, Port Authority Marine Revenue, Series B, 5.08%, 9/1/2013, INS: AGMC		465,000	469,292
Washington, Central Puget Sound Regional Transit Authority, Sales & Use Tax Revenue, Series A, 5.0%, 11/1/2036		285,000	316,658
Total Municipal Bonds and Notes (Cost $12,117,570)			13,308,750

	Shares	Value ($)

Securities Lending Collateral 5.9%
Daily Assets Fund Institutional, 0.24% (f) (g) (Cost $11,616,210)	11,616,210	11,616,210

Cash Equivalents 4.3%
Central Cash Management Fund, 0.14% (f) (Cost $8,402,393)	8,402,393	8,402,393

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $233,785,086)+	122.8	239,473,966
Other Assets and Liabilities, Net	(22.8)	(44,386,104)
Net Assets	100.0	195,087,862

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2012.

** Annualized yield at time of purchase; not a coupon rate.

+ The cost for federal income tax purposes was $233,785,086. At June 30, 2012, net unrealized appreciation for all securities based on tax cost was $5,688,880. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,440,261 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,751,381.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2012 amounted to $11,250,022, which is 5.8% of net assets.

(c) When-issued or delayed delivery security included.

(d) Security is linked to Argentine Republic Gross Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentina GDP, subject to certain conditions.

(e) At June 30, 2012, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(f) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(g) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

GDP: Gross Domestic Product

INS: Insured

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Radian: Radian Asset Assurance, Inc.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

Included in the Fund are investments in mortgage- or asset-backed securities, which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

At June 30, 2012, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
Federal Republic of Germany Euro-Bund	EUR	9/6/2012	5	891,544	2,521

At June 30, 2012, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	9/19/2012	101	13,470,875	1,700

At June 30, 2012, open credit default swap contracts purchased were as follows:
Effective/ Expiration Date	Notional Amount ($)		Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/(Received) ($)	Unrealized Appreciation ($)
3/20/2012 6/20/2017	5,791,500	1	5.0%	Markit Dow Jones CDX North America High Yield Index	195,036	141,396	53,640
3/20/2012 6/20/2017	18,700,000	1	1.0%	Markit Dow Jones CDX North America Investment Grade Index	106,894	(84,137)	191,031
Total unrealized appreciation							244,671
Counterparty: 1 Citigroup, Inc.

As of June 30, 2012, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
RUB	800,000	USD	26,778	7/19/2012	2,162	JPMorgan Chase Securities, Inc.

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	1,111,358	CNY	7,000,000	7/19/2012	(10,881)	HSBC Bank U.S.A.

Currency Abbreviations
CNY Chinese Yuan EGP Egyptian Pound EUR Euro RUB Russian Ruble USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, credit default swap contracts and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (h)
Corporate Bonds	$—	$47,127,042	$—	$47,127,042
Mortgage-Backed Securities Pass-Throughs	—	67,820,167	—	67,820,167
Asset-Backed	—	1,837,712	—	1,837,712
Commercial Mortgage-Backed Securities	—	8,568,340	—	8,568,340
Collateralized Mortgage Obligations	—	9,136,305	—	9,136,305
Government & Agency Obligations	—	71,319,407	—	71,319,407
Loan Participations and Assignments	—	337,640	—	337,640
Municipal Bonds and Notes	—	13,308,750	—	13,308,750
Short-Term Investments (h)	20,018,603	—	—	20,018,603
Derivatives (i)	4,221	246,833	—	251,054
Total	$20,022,824	$219,702,196	$—	$239,725,020
Liabilities
Derivatives (i)	$—	$(10,881)	$—	$(10,881)
Total	$—	$(10,881)	$—	$(10,881)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2012.

(h) See Investment Portfolio for additional detailed categorizations.

(i) Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts and forward foreign currency exchange contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2012 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $213,766,483) — including $11,250,022 of securities loaned	$219,455,363
Investment in Daily Assets Fund Institutional (cost $11,616,210)*	11,616,210
Investment in Central Cash Management Fund (cost $8,402,393)	8,402,393
Total investments, at value (cost $233,785,086)	239,473,966
Foreign currency, at value (cost $75,071)	70,971
Deposit from broker for swap contracts	495,000
Receivable for investments sold	8,279,266
Receivable for Fund shares sold	105,721
Interest receivable	1,655,775
Receivable for variation margin on futures contracts	67,801
Unrealized appreciation on swap contracts	244,671
Unrealized appreciation on forward foreign currency exchange contracts	2,162
Upfront payments paid on swap contracts	141,396
Foreign taxes recoverable	2,140
Other assets	90
Total assets	250,538,959
Liabilities
Payable upon return of securities loaned	11,616,210
Payable for investments purchased	1,731,907
Payable for investments purchased — when-issued/delayed delivery securities	41,245,373
Payable for Fund shares redeemed	96,701
Payable upon return of deposit for swap contracts	495,000
Unrealized depreciation on forward foreign currency exchange contracts	10,881
Upfront payments received on swap contracts	84,137
Accrued management fee	62,381
Accrued Trustees' fees	1,985
Other accrued expenses and payables	106,522
Total liabilities	55,451,097
Net assets, at value	$195,087,862
Net Assets Consist of
Undistributed net investment income	1,785,634
Net unrealized appreciation (depreciation) on: Investments	5,688,880
Swap contracts	244,671
Futures	4,221
Foreign currency	(12,745)
Accumulated net realized gain (loss)	(35,397,542)
Paid-in capital	222,774,743
Net assets, at value	$195,087,862
Class A Net Asset Value, offering and redemption price per share ($195,087,862 ÷ 34,397,873 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$5.67

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2012 (Unaudited)
Investment Income
Income: Interest	$2,382,089
Income distributions — Central Cash Management Fund	6,041
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	7,326
Total income	2,395,456
Expenses: Management fee	265,185
Administration fee	68,803
Services to shareholders	1,372
Custodian fee	9,282
Professional fees	30,672
Reports to shareholders	25,470
Trustees' fees and expenses	5,964
Other	15,142
Total expenses	421,890
Net investment income	1,973,566
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	2,540,045
Swap contracts	13,070
Futures	(586,599)
Foreign currency	(63,945)
1,902,571
Change in net unrealized appreciation (depreciation) on: Investments	745,481
Swap contracts	244,671
Futures	300,123
Foreign currency	(30,153)
1,260,122
Net gain (loss)	3,162,693
Net increase (decrease) in net assets resulting from operations	$5,136,259

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations: Net investment income (loss)	$1,973,566	$4,587,767
Net realized gain (loss)	1,902,571	997,538
Change in net unrealized appreciation (depreciation)	1,260,122	905,689
Net increase (decrease) in net assets resulting from operations	5,136,259	6,490,994
Distributions to shareholders from: Net investment income: Class A	(4,882,203)	(4,956,830)
Fund share transactions: Class A Proceeds from shares sold	14,020,950	13,875,163
Net assets acquired in tax free reorganization*	78,348,206	—
Reinvestment of distributions	4,882,203	4,956,830
Payments for shares redeemed	(14,353,372)	(63,808,031)
Net increase (decrease) in net assets from Class A share transactions	82,897,987	(44,976,038)
Increase (decrease) in net assets	83,152,043	(43,441,874)
Net assets at beginning of period	111,935,819	155,377,693
Net assets at end of period (including undistributed net investment income of $1,785,634 and $4,694,271, respectively)	$195,087,862	$111,935,819
Other Information
Class A Shares outstanding at beginning of period	19,571,536	27,458,970
Shares sold	2,468,600	2,449,457
Shares issued in tax free reorganization*	13,990,523	—
Shares issued to shareholders in reinvestment of distributions	873,382	891,516
Shares redeemed	(2,506,168)	(11,228,407)
Net increase (decrease) in Class A shares	14,826,337	(7,887,434)
Shares outstanding at end of period	34,397,873	19,571,536

* On April 30, 2012, DWS Core Fixed Income VIP was acquired by the Fund through a tax-free reorganization (see Note H).

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
Class A	Six Months Ended 6/30/12 (Unaudited)		2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$5.72		$5.66	$5.54	$5.50	$6.98	$7.03
Income (loss) from investment operations: Net investment incomea	.08		.22	.19	.25	.37	.35
Net realized and unrealized gain (loss)	.13		.09	.18	.26	(1.48)	(.06)
Total from investment operations	.21		.31	.37	.51	(1.11)	.29
Less distributions from: Net investment income	(.26)		(.25)	(.25)	(.47)	(.37)	(.34)
Net asset value, end of period	$5.67		$5.72	$5.66	$5.54	$5.50	$6.98
Total Return (%)	3.75	**	5.68	6.79	10.07	(16.77)	4.18
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	195		112	155	159	155	229
Ratio of expenses (%)	.61	*	.62	.59	.59	.59	.61
Ratio of net investment income (%)	2.87	*	3.86	3.42	4.68	5.76	5.03
Portfolio turnover rate (%)	144	**	219	357	284	196	185
a Based on average shares outstanding during the period. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Variable Series I (the "Series") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, registered management investment company organized as a Massachusetts business trust. The Series consists of five diversified funds: DWS Bond VIP, DWS Core Equity VIP (formerly DWS Growth & Income VIP), DWS Capital Growth VIP, DWS Global Small Cap Growth VIP and DWS International VIP (individually or collectively hereinafter referred to as a "Fund" or the "Funds"). These financial statements report on DWS Bond VIP. The Series is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Trustees of the Series. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These U.S. dollar-denominated fixed and floating rate loans ("Loans") in which the Fund invests, are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy-outs and refinancings, and Sovereign Loans, which are debt instruments between a foreign sovereign entity and one or more financial institutions. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Loans held by the Fund generally in the form of Assignments but the Fund may also invest in Participations. All Loan Participations and Assignments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code, as amended. It is the Fund's policy to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2011, the Fund had a net tax basis capital loss carryforward of approximately $36,827,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2017, the expiration date, whichever occurs first.

In addition, from November 1, 2011 through December 31, 2011, the Fund elects to defer qualified late year losses of approximately $503,000 of net long-term realized capital losses and treat them as arising in the fiscal year ending December 31, 2012.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. The Fund will declare and distribute dividends from its net investment income, if any, annually, although additional distributions may be made if necessary. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, investments in forward foreign currency exchange contracts, futures contracts, swap contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Series arising in connection with a specific Fund are allocated to that Fund. Other Series expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Series.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2012, the Fund invested in interest rate futures to gain exposure to different parts of the yield curve while managing the overall duration. The Fund also entered into currency futures contracts for non-hedging purposes to seek to enhance potential gains.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2012, is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2012, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $892,000 to $11,890,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $13,471,000 to $49,190,000.

Credit Default Swap Contracts. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. For the six months ended June 30, 2012, the Fund bought credit default swap contracts to hedge the risk of default on Fund securities. As a seller in the credit default swap contract, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund buys credit default swap contracts in order to hedge against the risk of a credit event on debt securities, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund.

The value of the credit default swap is adjusted daily and the change in value, if any, is recorded daily as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of June 30, 2012 is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2012, the investment in credit default swap contracts purchased had a total notional value generally indicative of a range from $0 to approximately $24,492,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the U.S. dollar may affect the U.S. dollar value of foreign securities or the income or gains received on these securities. To reduce the effect of currency fluctuations, the Fund may enter into forward currency contracts. For the six months ended June 30, 2012, the Fund invested in forward currency contracts to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated securities. In addition, the Fund also engaged in forward currency contracts for non-hedging purposes to seek to enhance potential gains.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of June 30, 2012, is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2012, the investment in forward currency contracts U.S. dollars purchased had a total contract value generally indicative of a range from approximately $26,000 to $2,242,000, and the investment in forward currency contracts U.S. dollars sold had a total contract value generally indicative of a range from approximately $1,111,000 to $2,284,000.

The following tables summarize the value of the Fund's derivative instruments held as of June 30, 2012 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$—	$4,221	$4,221
Credit Contracts (b)	—	244,671	—	244,671
Foreign Exchange Contracts (c)	2,162	—	—	2,162
	$2,162	$244,671	$4,221	$251,054

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(b) Unrealized appreciation on swap contracts

(c) Unrealized appreciation on forward foreign currency exchange contracts

Liability Derivative	Forward Contracts
Foreign Exchange Contracts (a)	$(10,881)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2012 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$—	$(670,986)	$(670,986)
Credit Contracts (b)	—	13,070	—	13,070
Foreign Exchange Contracts (c)	(63,733)	—	84,387	20,654
	$(63,733)	$13,070	$(586,599)	$(637,262)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from futures

(b) Net realized gain (loss) from swap contracts

(c) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$—	$321,222	$321,222
Credit Contracts (b)	—	244,671	—	244,671
Foreign Exchange Contracts (c)	(30,180)	—	(21,099)	(51,279)
	$(30,180)	$244,671	$300,123	$514,614

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on futures

(b) Change in net unrealized appreciation (depreciation) on swap contracts

(c) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

C. Purchases and Sales of Securities

During the six months ended June 30, 2012, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury obligations) aggregated $195,990,396 and $219,395,801, respectively. Purchases and sales of U.S. Treasury obligations aggregated $47,526,048 and $17,902,453, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of average daily net assets	.390%
Next $750 million of average daily net assets	.365%
Over $1 billion of average daily net assets	.340%

Accordingly, for the six months ended June 30, 2012, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate of 0.39% of the Fund's average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2012, the Administration Fee was $68,803, of which $15,995 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2012, the amounts charged to the Fund by DISC aggregated $278, of which $80 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $12,132, of which $5,199 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements and may have prices more volatile or less easily assessed than those of comparable securities of issuers in developed markets.

F. Ownership of the Fund

Three participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, owning 29%, 28% and 17%, respectively.

G. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2012.

H. Acquisition of Assets

On April 30, 2012, the Fund acquired all of the net assets of DWS Core Fixed Income VIP pursuant to a plan of reorganization approved by the Board of Trustees on November 18, 2011. The acquisition was accomplished by a tax-free exchange of 8,800,059 Class A shares of DWS Core Fixed Income VIP for 13,990,523 Class A shares of the Fund outstanding on April 30, 2012. DWS Core Fixed Income VIP's net assets at that date, $78,348,206, including $2,794,520 of net unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $109,635,421. The combined net assets of the Fund immediately following the acquisition were $187,983,627.

The financial statements reflect the operations of the Fund for the period prior to the acquisition and the combined portfolio for the period subsequent to the fund merger. Assuming the acquisition had been completed on January 1, 2012, the Fund's pro forma results of operations for the six months ended June 30, 2012, are as follows:
Total Aggregated
Net investment income*	$2,681,472
Net gain (loss) on investments	$4,390,065
Net increase (decrease) in net assets resulting from operations	$7,071,537

* Net investment income includes $26,856 of pro forma eliminated expenses.

Because the combined investment portfolio has been managed as a single integrated Fund since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of DWS Core Fixed Income VIP that have been included in the Fund's Statement of Operations since April 30, 2012.

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2012 to June 30, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2012
Actual Fund Return	Class A
Beginning Account Value 1/1/12	$1,000.00
Ending Account Value 6/30/12	$1,037.50
Expenses Paid per $1,000*	$3.09
Hypothetical 5% Fund Return	Class A
Beginning Account Value 1/1/12	$1,000.00
Ending Account Value 6/30/12	$1,021.83
Expenses Paid per $1,000*	$3.07

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratio	Class A
DWS Variable Series I — DWS Bond VIP	.61%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

Proxy Voting

The Series' policies and procedures for voting proxies for portfolio securities and information about how the Series voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Series' policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Notes

DWS Investments Distributors, Inc.

222 South Riverside Plaza

Chicago, IL 60606

(800) 621-1148

VS1bond-3 (R-028373-1 8/12)

JUNE 30, 2012

SEMIANNUAL REPORT

DWS VARIABLE SERIES I

DWS Capital Growth VIP

Contents
3 Performance Summary
4 Portfolio Summary
4 Portfolio Management Team
5 Investment Portfolio
8 Statement of Assets and Liabilities
9 Statement of Operations
10 Statement of Changes in Net Assets
12 Financial Highlights
14 Notes to Financial Statements
18 Information About Your Fund's Expenses
18 Proxy Voting
20 Summary of Management Fee Evaluation by Independent Fee Consultant

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

The Fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2012 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2012 are 0.50% and 0.84% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Growth of an Assumed $10,000 Investment

The Russell 1000® Growth Index is an unmanaged, capitalization-weighted index containing those securities in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results
DWS Capital Growth VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$11,079	$10,210	$14,736	$11,066	$17,047
	Average annual total return	10.79%	2.10%	13.80%	2.05%	5.48%
Russell 1000 Growth Index	Growth of $10,000	$11,008	$10,576	$16,223	$11,518	$17,953
	Average annual total return	10.08%	5.76%	17.50%	2.87%	6.03%
DWS Capital Growth VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$11,056	$10,177	$14,596	$10,885	$16,480
	Average annual total return	10.56%	1.77%	13.43%	1.71%	5.12%
Russell 1000 Growth Index	Growth of $10,000	$11,008	$10,576	$16,223	$11,518	$17,953
	Average annual total return	10.08%	5.76%	17.50%	2.87%	6.03%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Portfolio Summary (Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/12	12/31/11

Common Stocks	97%	98%
Cash Equivalents	3%	2%
	100%	100%

Sector Diversification (As a % of Common Stocks and Convertible Preferred Stocks)	6/30/12	12/31/11

Information Technology	33%	31%
Consumer Discretionary	15%	13%
Industrials	13%	14%
Health Care	12%	10%
Consumer Staples	11%	10%
Energy	6%	12%
Financials	5%	5%
Materials	4%	4%
Utilities	1%	1%
	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund's investment portfolio, see page 5.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Portfolio Management Team

Owen Fitzpatrick, CFA

Lead Portfolio Manager

Thomas M. Hynes, Jr., CFA
Brendan O'Neill, CFA

Portfolio Managers

Investment Portfolio June 30, 2012 (Unaudited)
	Shares	Value ($)

Common Stocks 98.8%
Consumer Discretionary 14.3%
Auto Components 0.8%
BorgWarner, Inc.* (a)	86,453	5,670,452
Hotels, Restaurants & Leisure 2.7%
McDonald's Corp.	85,761	7,592,421
Starwood Hotels & Resorts Worldwide, Inc. (a)	137,050	7,269,132
Wynn Resorts Ltd.	41,526	4,307,077
		19,168,630
Media 1.9%
Comcast Corp. "A"	172,105	5,502,197
News Corp. "A" (a)	365,075	8,137,522
		13,639,719
Multiline Retail 0.9%
Dollar General Corp.* (a)	124,494	6,771,229
Specialty Retail 4.9%
Bed Bath & Beyond, Inc.* (a)	123,309	7,620,496
Dick's Sporting Goods, Inc. (a)	175,329	8,415,792
GNC Holdings, Inc. "A" (a)	110,260	4,322,192
Limited Brands, Inc. (a)	238,180	10,129,795
Sally Beauty Holdings, Inc.*	190,055	4,892,016
		35,380,291
Textiles, Apparel & Luxury Goods 3.1%
Coach, Inc. (a)	138,518	8,100,532
NIKE, Inc. "B" (a)	166,097	14,579,995
		22,680,527
Consumer Staples 11.4%
Beverages 3.7%
Beam, Inc.	170,364	10,646,046
PepsiCo, Inc. (a)	223,700	15,806,642
		26,452,688
Food & Staples Retailing 6.1%
Costco Wholesale Corp. (a)	207,166	19,680,770
Wal-Mart Stores, Inc.	92,676	6,461,371
Whole Foods Market, Inc. (a)	186,194	17,748,012
		43,890,153
Food Products 1.6%
Kraft Foods, Inc. "A"	308,503	11,914,386
Energy 6.1%
Energy Equipment & Services 3.0%
National Oilwell Varco, Inc.	109,848	7,078,605
Oil States International, Inc.*	56,597	3,746,722
Schlumberger Ltd. (a)	163,976	10,643,682
		21,469,009
Oil, Gas & Consumable Fuels 3.1%
Anadarko Petroleum Corp.	162,958	10,787,819
Concho Resources, Inc.*	35,344	3,008,481
EOG Resources, Inc. (a)	99,660	8,980,363
		22,776,663
Financials 5.2%
Capital Markets 2.3%
Ameriprise Financial, Inc. (a)	74,864	3,912,393
T. Rowe Price Group, Inc. (a)	198,766	12,514,307
		16,426,700
	Shares	Value ($)

Consumer Finance 1.3%
Discover Financial Services	283,050	9,787,869
Real Estate Investment Trusts 1.6%
American Tower Corp. (REIT)	165,037	11,537,737
Health Care 12.3%
Biotechnology 5.5%
Celgene Corp.* (a)	255,814	16,413,026
Cepheid, Inc.* (a)	173,232	7,752,132
Gilead Sciences, Inc.* (a)	219,828	11,272,780
Medivation, Inc.* (a)	28,248	2,581,867
Vertex Pharmaceuticals, Inc.* (a)	30,629	1,712,774
		39,732,579
Health Care Equipment & Supplies 1.9%
CareFusion Corp.*	257,556	6,614,038
St. Jude Medical, Inc. (a)	169,550	6,766,741
		13,380,779
Health Care Providers & Services 3.8%
Express Scripts Holding Co.* (a)	308,481	17,222,494
McKesson Corp. (a)	108,471	10,169,156
		27,391,650
Life Sciences Tools & Services 1.1%
Thermo Fisher Scientific, Inc.	152,697	7,926,501
Industrials 12.6%
Aerospace & Defense 1.2%
TransDigm Group, Inc.*	65,672	8,819,750
Commercial Services & Supplies 0.8%
Stericycle, Inc.* (a)	63,991	5,866,055
Electrical Equipment 3.2%
AMETEK, Inc. (a)	204,966	10,229,853
Regal-Beloit Corp. (a)	57,022	3,550,190
Roper Industries, Inc. (a)	91,994	9,068,768
		22,848,811
Industrial Conglomerates 2.3%
General Electric Co. (a)	771,818	16,084,687
Machinery 3.7%
Dover Corp. (a)	128,534	6,890,708
Navistar International Corp.* (a)	125,358	3,556,406
Parker Hannifin Corp. (a)	143,142	11,004,757
SPX Corp. (a)	81,621	5,331,484
		26,783,355
Road & Rail 1.4%
Norfolk Southern Corp.	141,754	10,173,685
Information Technology 32.7%
Communications Equipment 3.6%
QUALCOMM, Inc. (a)	464,433	25,859,629
Computers & Peripherals 13.2%
Apple, Inc.* (a)	128,568	75,083,712
EMC Corp.* (a)	801,112	20,532,501
		95,616,213
Internet Software & Services 2.2%
Google, Inc. "A"* (a)	27,288	15,828,950
	Shares	Value ($)

IT Services 4.4%
Accenture PLC "A" (a)	249,684	15,003,512
International Business Machines Corp.	68,167	13,332,102
VeriFone Systems, Inc.* (a)	108,861	3,602,210
		31,937,824
Semiconductors & Semiconductor Equipment 1.6%
Skyworks Solutions, Inc.* (a)	164,118	4,491,910
Teradyne, Inc.* (a)	105,110	1,477,846
Texas Instruments, Inc.	190,449	5,463,982
		11,433,738
Software 7.7%
Check Point Software Technologies Ltd.* (a)	133,023	6,596,611
Citrix Systems, Inc.*	114,249	9,590,061
Microsoft Corp.	584,446	17,878,203
Oracle Corp.	622,422	18,485,933
Solera Holdings, Inc.	67,043	2,801,727
		55,352,535
Materials 3.7%
Chemicals 2.0%
Ecolab, Inc. (a)	148,968	10,208,777
Monsanto Co.	45,449	3,762,268
		13,971,045
Metals & Mining 1.7%
Freeport-McMoRan Copper & Gold, Inc.	276,681	9,426,522
Walter Energy, Inc.	64,924	2,867,044
		12,293,566
	Shares	Value ($)

Utilities 0.5%
Water Utilities
American Water Works Co., Inc.	106,176	3,639,713
Total Common Stocks (Cost $484,601,560)		712,507,118

Convertible Preferred Stocks 0.1%
Industrials
United Technologies Corp., 7.5% (Cost $427,950)	8,559	450,974

Securities Lending Collateral 27.2%
Daily Assets Fund Institutional, 0.24% (b) (c) (Cost $196,623,815)	196,623,815	196,623,815

Cash Equivalents 3.3%
Central Cash Management Fund, 0.14% (b) (Cost $23,513,600)	23,513,600	23,513,600

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $705,166,925)+	129.4	933,095,507
Other Assets and Liabilities, Net	(29.4)	(211,744,043)
Net Assets	100.0	721,351,464

* Non-income producing security.

+ The cost for federal income tax purposes was $708,735,459. At June 30, 2012, net unrealized appreciation for all securities based on tax cost was $224,360,048. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $248,451,543 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $24,091,495.

(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2012 amounted to $197,266,103, which is 27.3% of net assets.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks (d)	$712,507,118	$—	$—	$712,507,118
Convertible Preferred Stocks	450,974	—	—	450,974
Short-Term Investments (d)	220,137,415	—	—	220,137,415
Total	$933,095,507	$—	$—	$933,095,507

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2012.

(d) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2012 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $485,029,510) — including $197,266,103 of securities loaned	$712,958,092
Investment in Daily Assets Fund Institutional (cost $196,623,815)*	196,623,815
Investment in Central Cash Management Fund (cost $23,513,600)	23,513,600
Total investments in securities, at value (cost $705,166,925)	933,095,507
Cash	10,000
Foreign currency, at value (cost $19,087)	20,717
Receivable for Fund shares sold	11,060
Dividends receivable	645,982
Interest receivable	16,707
Foreign taxes recoverable	29,722
Other assets	3,685
Total assets	933,833,380
Liabilities
Payable upon return of securities loaned	196,623,815
Payable for investments purchased	14,923,913
Payable for Fund shares redeemed	527,302
Accrued management fee	217,168
Accrued Trustees' fees	4,970
Other accrued expenses and payables	184,748
Total liabilities	212,481,916
Net assets, at value	$721,351,464
Net Assets Consist of
Undistributed net investment income	2,234,843
Net unrealized appreciation (depreciation) on: Investments	227,928,582
Foreign currency	5,327
Accumulated net realized gain (loss)	(101,701,519)
Paid-in capital	592,884,231
Net assets, at value	$721,351,464
Class A Net Asset Value, offering and redemption price per share ($707,911,822 ÷ 34,688,095 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$20.41
Class B Net Asset Value, offering and redemption price per share ($13,439,642 ÷ 660,180 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$20.36

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2012 (Unaudited)
Investment Income
Income: Dividends	$4,098,304
Income distributions — Central Cash Management Fund	6,070
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	150,399
Total income	4,254,773
Expenses: Management fee	1,378,604
Administration fee	369,185
Services to shareholders	2,740
Distribution service fee (Class B)	17,242
Record keeping fee (Class B)	5,724
Custodian fee	10,646
Professional fees	27,232
Reports to shareholders	33,100
Trustees' fees and expenses	19,868
Other	18,652
Total expenses	1,882,993
Net investment income (loss)	2,371,780
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	29,626,784
Change in net unrealized appreciation (depreciation) on: Investments	42,421,116
Foreign currency	(483)
42,420,633
Net gain (loss)	72,047,417
Net increase (decrease) in net assets resulting from operations	$74,419,197

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations: Net investment income (loss)	$2,371,780	$6,429,336
Net realized gain (loss)	29,626,784	28,062,634
Change in net unrealized appreciation (depreciation)	42,420,633	(77,914,193)
Net increase (decrease) in net assets resulting from operations	74,419,197	(43,422,223)
Distributions to shareholders from: Net investment income: Class A	(6,353,433)	(5,283,454)
Class B	(73,349)	(48,050)
Total distributions	(6,426,782)	(5,331,504)
Fund share transactions: Class A Proceeds from shares sold	9,519,584	10,917,405
Net assets acquired in tax-free reorganization*	—	126,872,037
Reinvestment of distributions	6,353,433	5,283,454
Payments for shares redeemed	(52,058,474)	(146,734,714)
Net increase (decrease) in net assets from Class A share transactions	(36,185,457)	(3,661,818)
Class B Proceeds from shares sold	362,719	822,574
Net assets acquired in tax-free reorganization*	—	3,304,909
Reinvestment of distributions	73,349	48,050
Payments for shares redeemed	(1,210,000)	(2,497,610)
Net increase (decrease) in net assets from Class B share transactions	(773,932)	1,677,923
Increase (decrease) in net assets	31,033,026	(50,737,622)
Net assets at beginning of period	690,318,438	741,056,060
Net assets at end of period (including undistributed net investment income of $2,234,843 and $6,289,845, respectively)	$721,351,464	$690,318,438
Other Information
Class A Shares outstanding at beginning of period	36,451,466	37,210,167
Shares sold	458,040	556,745
Shares issued in tax-free reorganization*	—	6,079,145
Shares issued to shareholders in reinvestment of distributions	298,283	254,870
Shares redeemed	(2,519,694)	(7,649,461)
Net increase (decrease) in Class A shares	(1,763,371)	(758,701)
Shares outstanding at end of period	34,688,095	36,451,466
Class B Shares outstanding at beginning of period	698,290	623,731
Shares sold	17,695	43,180
Shares issued in tax-free reorganization*	—	158,668
Shares issued to shareholders in reinvestment of distributions	3,450	2,322
Shares redeemed	(59,255)	(129,611)
Net increase (decrease) in Class B shares	(38,110)	74,559
Shares outstanding at end of period	660,180	698,290

* On April 29, 2011, DWS Health Care VIP and DWS Technology VIP were acquired by the Fund through a tax-free reorganization (see Note F).

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
Class A	Six Months Ended 6/30/12 (Unaudited)		2011	2010		2009		2008		2007
Selected Per Share Data
Net asset value, beginning of period	$18.58		$19.59	$16.93		$13.55		$20.41		$18.24
Income (loss) from investment operations: Net investment income (loss)a	.07		.17	.14	c	.14		.16		.17	c
Net realized and unrealized gain (loss)	1.94		(1.03)	2.68		3.43		(6.83)		2.12
Total from investment operations	2.01		(.86)	2.82		3.57		(6.67)		2.29
Less distributions from: Net investment income	(.18)		(.15)	(.16)		(.19)		(.19)		(.12)
Net asset value, end of period	$20.41		$18.58	$19.59		$16.93		$13.55		$20.41
Total Return (%)	10.79	**	(4.47)	16.71	b	26.87	b	(32.98	)b	12.59	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	708		677	729		715		594		1,058
Ratio of expenses before expense reductions (%)	.50	*	.50	.51		.51		.50		.53
Ratio of expenses after expense reductions (%)	.50	*	.50	.51		.49		.49		.52
Ratio of net investment income (loss) (%)	.65	*	.86	.78	c	.98		.89		.86	c
Portfolio turnover rate (%)	17	**	47	42		76		21		30
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Net investment income per share and ratio of net investment income include non-recurring dividend income amounting to $0.05 and $0.03 per share and 0.28% and 0.17% of average daily net assets for the years ended December 31, 2010 and 2007, respectively.
* Annualized
** Not annualized

			Years Ended December 31,
Class B	Six Months Ended 6/30/12 (Unaudited)		2011	2010		2009		2008		2007
Selected Per Share Data
Net asset value, beginning of period	$18.51		$19.51	$16.86		$13.49		$20.31		$18.15
Income (loss) from investment operations: Net investment income (loss)a	.03		.10	.08	c	.09		.10		.09	c
Net realized and unrealized gain (loss)	1.93		(1.02)	2.67		3.43		(6.81)		2.12
Total from investment operations	1.96		(.92)	2.75		3.52		(6.71)		2.21
Less distributions from: Net investment income	(.11)		(.08)	(.10)		(.15)		(.11)		(.05)
Net asset value, end of period	$20.36		$18.51	$19.51		$16.86		$13.49		$20.31
Total Return (%)	10.56	**	(4.76)	16.33	b	26.49	b	(33.20	)b	12.18	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	13		13	12		12		10		19
Ratio of expenses before expense reductions (%)	.84	*	.84	.85		.85		.85		.94
Ratio of expenses after expense reductions (%)	.84	*	.84	.84		.82		.82		.90
Ratio of net investment income (loss) (%)	.31	*	.52	.45	c	.65		.56		.48	c
Portfolio turnover rate (%)	17	**	47	42		76		21		30
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Net investment income per share and ratio of net investment income include non-recurring dividend income amounting to $0.05 and $0.03 per share and 0.28% and 0.17% of average daily net assets for the years ended December 31, 2010 and 2007, respectively.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Variable Series I (the "Series") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, registered management investment company organized as a Massachusetts business trust. The Series consists of five diversified funds: DWS Bond VIP, DWS Core Equity VIP (formerly DWS Growth & Income VIP), DWS Capital Growth VIP, DWS Global Small Cap Growth VIP and DWS International VIP (individually or collectively hereinafter referred to as a "Fund" or the "Funds"). These financial statements report on DWS Capital Growth VIP. The Series is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of 0.25% and up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Federal Income Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code, as amended. It is the Fund's policy to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2011, the Fund had a net tax basis capital loss carryforward of approximately $127,751,000, including $60,976,000 of pre-enactment losses of which $33,901,000 was inherited from its merger with DWS Technology VIP and $27,075,000 was inherited from its merger with other affiliated funds in previous years and may be applied against any realized net taxable capital gains of each year until fully utilized or until December 31, 2012 ($28,616,000), December 31, 2015 ($19,311,000), December 31, 2016 ($41,665,000) and December 31, 2017 ($38,159,000), the respective expiration dates, whichever occurs first, and which may be subject to certain limitations under Section 382-384 of the Internal Revenue Code.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. The Fund will declare and distribute dividends from its net investment income, if any, annually, although additional distributions may be made if necessary. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Series arising in connection with a specific Fund are allocated to that Fund. Other Series expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Series.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation.

B. Purchases and Sales of Securities

During the six months ended June 30, 2012, purchases and sales of investment securities (excluding short-term investments) aggregated $122,925,815 and $163,522,070, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly at the following annual rates:
First $250 million of average daily net assets	.390%
Next $750 million of average daily net assets	.365%
Over $1 billion of average daily net assets	.340%

Accordingly, for the six months ended June 30, 2012, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate of 0.37% of the Fund's average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2012, the Administration Fee was $369,185, of which $58,095 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2012, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2012
Class A	$358	$112
Class B	72	20
	$430	$132

Distribution Service Agreement. DWS Investments Distributors, Inc. ("DIDI"), also an affiliate of the Advisor, is the Series' Distributor. In accordance with the Master Distribution Plan, DIDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, DIDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. For the six months ended June 30, 2012, the Distribution Service Fee aggregated $17,242, of which $2,044 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $12,586, of which $4,020 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

D. Ownership of the Fund

Three participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 37%, 26% and 13%.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2012.

F. Acquisition of Assets

On April 29, 2011, the Fund acquired all of the net assets of DWS Health Care VIP and DWS Technology VIP pursuant to a plan of reorganization approved by shareholders on April 11, 2011. The purpose of the transaction was to combine three funds managed by DWS with comparable investment objectives and strategies.

The acquisition was accomplished by a tax-free exchange as follows:
	Class A shares	Class B shares
DWS Health Care VIP	5,605,448	377,495
DWS Technology VIP	6,613,518	10,454

The above shares were exchanged for the following shares outstanding on the date acquired of the DWS Capital Growth VIP Fund:
	Class A shares	Class B shares
DWS Health Care VIP	2,358,210	152,955
DWS Technology VIP	3,720,935	5,713

The net assets at the acquired date were as follows:
DWS Health Care VIP	$52,398,965
DWS Technology VIP	$77,777,981

The net unrealized appreciation included in the net assets above were as follows:
DWS Health Care VIP	$4,928,832
DWS Technology VIP	$13,786,078

The aggregate net assets of DWS Capital Growth VIP immediately before the acquisition were $754,712,975. The combined net assets of DWS Capital Growth VIP immediately following the acquisition were $884,889,922.

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2012 to June 30, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2012
Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/12	$1,000.00	$1,000.00
Ending Account Value 6/30/12	$1,107.90	$1,105.60
Expenses Paid per $1,000*	$2.62	$4.40
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/12	$1,000.00	$1,000.00
Ending Account Value 6/30/12	$1,022.38	$1,020.69
Expenses Paid per $1,000*	$2.51	$4.22

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class B
DWS Variable Series I — DWS Capital Growth VIP	.50%	.84%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

Proxy Voting

The Series' policies and procedures for voting proxies for portfolio securities and information about how the Series voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Series' policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

DWS Investments Distributors, Inc.

222 South Riverside Plaza

Chicago, IL 60606

(800) 621-1148

VS1capgro-3 (R-028374-1 8/12)

JUNE 30, 2012

SEMIANNUAL REPORT

DWS VARIABLE SERIES I

DWS Core Equity VIP

(formerly DWS Growth & Income VIP)

Contents
3 Performance Summary
4 Portfolio Summary
6 Portfolio Management Team
7 Investment Portfolio
13 Statement of Assets and Liabilities
14 Statement of Operations
15 Statement of Changes in Net Assets
16 Financial Highlights
18 Notes to Financial Statements
23 Information About Your Fund's Expenses
24 Proxy Voting
25 Summary of Management Fee Evaluation by Independent Fee Consultant

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Fund management could be wrong in its analysis of industries, companies, economic trends and favor a security that underperforms the market. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2012 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2012 are 0.63% and 0.88% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Growth of an Assumed $10,000 Investment

The Russell 1000® Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results
DWS Core Equity VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,617	$9,754	$15,155	$9,836	$15,053
	Average annual total return	6.17%	-2.46%	14.86%	-0.33%	4.17%
Russell 1000® Index	Growth of $10,000	$10,938	$10,437	$15,869	$10,195	$17,434
	Average annual total return	9.38%	4.37%	16.64%	0.39%	5.72%
DWS Core Equity VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$10,591	$9,718	$15,021	$9,712	$14,627
	Average annual total return	5.91%	-2.82%	14.52%	-0.58%	3.88%
Russell 1000® Index	Growth of $10,000	$10,938	$10,437	$15,869	$10,195	$17,434
	Average annual total return	9.38%	4.37%	16.64%	0.39%	5.72%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Portfolio Summary (Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/12	12/31/11

Common Stocks	99%	99%
Cash Equivalents*	1%	1%
	100%	100%

Sector Diversification (As a % of Common Stocks)	6/30/12	12/31/11

Information Technology	17%	20%
Financials	17%	17%
Health Care	15%	14%
Consumer Staples	11%	9%
Industrials	11%	9%
Consumer Discretionary	11%	10%
Energy	9%	13%
Materials	4%	6%
Utilities	3%	1%
Telecommunication Services	2%	1%
	100%	100%

* In order to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market, the Fund invests in futures contracts.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund's investment portfolio, see page 7.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Portfolio Management Team

Robert Wang
Russell Shtern, CFA

Portfolio Managers, QS Investors, LLC, Subadvisor to the Fund

Investment Portfolio June 30, 2012 (Unaudited)
	Shares	Value ($)

Common Stocks 98.4%
Consumer Discretionary 10.5%
Auto Components 0.1%
Lear Corp.	2,200	83,006
Diversified Consumer Services 0.3%
Coinstar, Inc.* (a)	7,000	480,620
Hotels, Restaurants & Leisure 0.6%
Brinker International, Inc.	17,800	567,286
MGM Resorts International* (a)	26,600	296,856
Starbucks Corp. (a)	5,000	266,600
		1,130,742
Household Durables 0.8%
Sony Corp. (ADR)	34,200	487,008
Whirlpool Corp.	16,600	1,015,256
		1,502,264
Media 2.8%
CBS Corp. "B" (a)	11,200	367,136
Charter Communications, Inc. "A"*	2,400	170,088
Comcast Corp. "A"	18,700	597,839
Comcast Corp., Special "A"	20,200	634,280
DISH Network Corp. "A"	6,600	188,430
Gannett Co., Inc.	26,700	393,291
Lions Gate Entertainment Corp.* (a)	47,500	700,150
Omnicom Group, Inc. (a)	16,900	821,340
Regal Entertainment Group "A" (a)	14,900	205,024
Time Warner Cable, Inc. (a)	3,800	311,980
Time Warner, Inc.	12,400	477,400
Viacom, Inc. "B"	4,100	192,782
		5,059,740
Multiline Retail 1.8%
Dillard's, Inc. "A" (a)	17,615	1,121,723
Macy's, Inc.	44,600	1,532,010
Sears Holdings Corp.* (a)	9,600	573,120
		3,226,853
Specialty Retail 4.0%
Aaron's, Inc. (a)	20,500	580,355
Best Buy Co., Inc. (a)	96,700	2,026,832
Home Depot, Inc. (a)	25,000	1,324,750
Ross Stores, Inc.	7,700	481,019
The Gap, Inc. (a)	66,500	1,819,440
TJX Companies, Inc. (a)	23,200	995,976
		7,228,372
Textiles, Apparel & Luxury Goods 0.1%
Carter's, Inc.*	3,200	168,320
Consumer Staples 10.7%
Beverages 0.5%
Monster Beverage Corp.*	11,600	825,920
Food & Staples Retailing 2.9%
CVS Caremark Corp. (a)	61,700	2,883,241
Kroger Co.	51,700	1,198,923
Safeway, Inc.	27,800	504,570
Whole Foods Market, Inc. (a)	6,900	657,708
		5,244,442
	Shares	Value ($)

Food Products 2.7%
Archer-Daniels-Midland Co.	57,900	1,709,208
Bunge Ltd.	3,000	188,220
Dean Foods Co.* (a)	66,300	1,129,089
Kraft Foods, Inc. "A"	11,300	436,406
The Hershey Co. (a)	6,800	489,804
Tyson Foods, Inc. "A" (a)	52,700	992,341
		4,945,068
Household Products 0.9%
Church & Dwight Co., Inc.	2,600	144,222
Clorox Co.	2,400	173,904
Kimberly-Clark Corp.	6,600	552,882
Procter & Gamble Co.	12,000	735,000
		1,606,008
Personal Products 0.5%
Herbalife Ltd. (a)	10,500	507,465
Nu Skin Enterprises, Inc. "A" (a)	7,800	365,820
		873,285
Tobacco 3.2%
Altria Group, Inc.	38,600	1,333,630
Lorillard, Inc.	6,200	818,090
Philip Morris International, Inc.	42,400	3,699,824
		5,851,544
Energy 9.3%
Energy Equipment & Services 1.2%
Helix Energy Solutions Group, Inc.*	31,200	511,992
Transocean Ltd.	31,700	1,417,941
Weatherford International Ltd.*	15,500	195,765
		2,125,698
Oil, Gas & Consumable Fuels 8.1%
Cheniere Energy, Inc.* (a)	32,800	483,472
Chevron Corp.	16,500	1,740,750
Cobalt International Energy, Inc.*	4,500	105,750
CVR Energy, Inc.*	7,400	196,692
Energy XXI (Bermuda) Ltd. (a)	5,300	165,837
Exxon Mobil Corp.	3,500	299,495
HollyFrontier Corp. (a)	35,300	1,250,679
Marathon Oil Corp.	35,400	905,178
Marathon Petroleum Corp. (a)	47,200	2,120,224
Murphy Oil Corp. (a)	11,200	563,248
Statoil ASA (ADR) (a)	43,900	1,047,454
Sunoco, Inc. (a)	10,600	503,500
Tesoro Corp.*	85,500	2,134,080
Valero Energy Corp.	69,000	1,666,350
Western Refining, Inc. (a)	65,900	1,467,593
		14,650,302
Financials 16.6%
Capital Markets 0.5%
State Street Corp.	22,200	991,008
Commercial Banks 3.7%
KeyCorp	79,600	616,104
Regions Financial Corp.	356,500	2,406,375
SunTrust Banks, Inc.	61,800	1,497,414
Susquehanna Bancshares, Inc.	10,800	111,240
Wells Fargo & Co. (a)	31,400	1,050,016
Zions Bancorp. (a)	54,100	1,050,622
		6,731,771
	Shares	Value ($)

Consumer Finance 3.3%
American Express Co. (a)	23,900	1,391,219
Capital One Financial Corp.	43,400	2,372,244
Discover Financial Services	63,400	2,192,372
		5,955,835
Diversified Financial Services 1.5%
Bank of America Corp.	95,000	777,100
Citigroup, Inc. (a)	46,800	1,282,788
JPMorgan Chase & Co.	15,800	564,534
Moody's Corp. (a)	2,800	102,340
		2,726,762
Insurance 5.0%
ACE Ltd.	33,300	2,468,529
Aflac, Inc.	4,000	170,360
Allied World Assurance Co. Holdings AG	4,200	333,774
Allstate Corp.	62,200	2,182,598
American International Group, Inc.* (a)	41,900	1,344,571
Chubb Corp. (a)	15,200	1,106,864
Fidelity National Financial, Inc. "A"	5,000	96,300
Loews Corp. (a)	10,300	421,373
MetLife, Inc.	12,600	388,710
PartnerRe Ltd.	2,500	189,175
RenaissanceRe Holdings Ltd.	1,700	129,217
XL Group PLC	7,300	153,592
		8,985,063
Real Estate Investment Trusts 2.6%
American Capital Agency Corp. (REIT) (a)	63,500	2,134,235
Brandywine Realty Trust (REIT)	9,300	114,762
CBL & Associates Properties, Inc. (REIT)	25,500	498,270
Hospitality Properties Trust (REIT)	9,200	227,884
Taubman Centers, Inc. (REIT)	8,500	655,860
Weyerhaeuser Co. (REIT)	44,600	997,256
		4,628,267
Health Care 14.7%
Biotechnology 1.4%
Amgen, Inc. (a)	20,500	1,497,320
Amylin Pharmaceuticals, Inc.* (a)	23,400	660,582
Regeneron Pharmaceuticals, Inc.*	3,200	365,504
		2,523,406
Health Care Providers & Services 6.6%
Aetna, Inc.	8,400	325,668
AmerisourceBergen Corp.	14,700	578,445
Cardinal Health, Inc.	16,100	676,200
Community Health Systems, Inc.*	6,540	183,316
Humana, Inc.	35,600	2,756,864
McKesson Corp.	4,800	450,000
UnitedHealth Group, Inc.	57,200	3,346,200
WellCare Health Plans, Inc.*	16,900	895,700
WellPoint, Inc. (a)	41,900	2,672,801
		11,885,194
Pharmaceuticals 6.7%
Abbott Laboratories (a)	58,500	3,771,495
AstraZeneca PLC (ADR) (a)	10,300	460,925
Bristol-Myers Squibb Co.	23,200	834,040
Eli Lilly & Co. (a)	71,700	3,076,647
Forest Laboratories, Inc.*	16,900	591,331
Johnson & Johnson	4,500	304,020
	Shares	Value ($)

Merck & Co., Inc. (a)	44,500	1,857,875
Par Pharmaceutical Companies, Inc.*	4,200	151,788
Pfizer, Inc.	46,900	1,078,700
		12,126,821
Industrials 10.5%
Aerospace & Defense 2.6%
Boeing Co.	4,000	297,200
Honeywell International, Inc. (a)	20,600	1,150,304
Lockheed Martin Corp. (a)	2,600	226,408
Northrop Grumman Corp. (a)	35,800	2,283,682
Raytheon Co.	14,700	831,873
		4,789,467
Airlines 2.9%
Alaska Air Group, Inc.*	17,900	642,610
Delta Air Lines, Inc.* (a)	125,200	1,370,940
Southwest Airlines Co.	49,200	453,624
U.S. Airways Group, Inc.* (a)	128,000	1,706,240
United Continental Holdings, Inc.* (a)	44,200	1,075,386
		5,248,800
Building Products 0.4%
Masco Corp. (a)	9,300	128,991
USG Corp.* (a)	33,200	632,460
		761,451
Construction & Engineering 0.6%
Chicago Bridge & Iron Co. NV	6,700	254,332
Quanta Services, Inc.*	8,900	214,223
URS Corp.	17,600	613,888
		1,082,443
Electrical Equipment 0.1%
General Cable Corp.*	3,900	101,166
Industrial Conglomerates 1.4%
General Electric Co.	52,700	1,098,268
Koninklijke Philips Electronics NV	15,000	295,050
Tyco International Ltd.	20,100	1,062,285
		2,455,603
Machinery 1.5%
AGCO Corp.*	15,000	685,950
Caterpillar, Inc.	5,900	500,969
Ingersoll-Rand PLC	25,500	1,075,590
ITT Corp. (a)	6,800	119,680
Oshkosh Corp.*	17,100	358,245
		2,740,434
Professional Services 0.1%
Robert Half International, Inc. (a)	5,400	154,278
Road & Rail 0.3%
Avis Budget Group, Inc.*	10,100	153,520
Con-way, Inc. (a)	11,400	411,654
		565,174
Trading Companies & Distributors 0.6%
United Rentals, Inc.*	31,400	1,068,856
Information Technology 16.7%
Communications Equipment 0.7%
Brocade Communications Systems, Inc.*	23,700	116,841
Cisco Systems, Inc.	66,700	1,145,239
		1,262,080
	Shares	Value ($)

Computers & Peripherals 4.9%
Apple, Inc.*	7,700	4,496,800
Dell, Inc.* (a)	124,700	1,561,244
Lexmark International, Inc. "A" (a)	6,000	159,480
Seagate Technology PLC	24,900	615,777
Western Digital Corp.*	67,800	2,066,544
		8,899,845
Electronic Equipment, Instruments & Components 0.5%
Avnet, Inc.*	4,200	129,612
Flextronics International Ltd.*	23,600	146,320
Tech Data Corp.*	5,100	245,667
Vishay Intertechnology, Inc.* (a)	46,600	439,438
		961,037
Internet Software & Services 2.3%
AOL, Inc.* (a)	40,600	1,140,048
Google, Inc. "A"*	1,900	1,102,133
IAC/InterActiveCorp.	35,100	1,600,560
Yahoo!, Inc.*	16,800	265,944
		4,108,685
IT Services 3.4%
Alliance Data Systems Corp.*	3,800	513,000
Computer Sciences Corp.	7,160	177,711
Fiserv, Inc.*	7,400	534,428
International Business Machines Corp.	2,600	508,508
Lender Processing Services, Inc.	8,700	219,936
MasterCard, Inc. "A"	7,000	3,010,770
Total System Services, Inc.	6,000	143,580
Visa, Inc. "A" (a)	8,000	989,040
		6,096,973
Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc.* (a)	113,600	650,928
First Solar, Inc.* (a)	25,100	378,006
Intel Corp.	56,500	1,505,725
KLA-Tencor Corp.	14,500	714,125
Kulicke & Soffa Industries, Inc.*	26,600	237,272
Micron Technology, Inc.* (a)	133,629	843,199
Teradyne, Inc.* (a)	12,400	174,344
		4,503,599
Software 2.4%
Microsoft Corp.	123,700	3,783,983
Solarwinds, Inc.*	13,100	570,636
		4,354,619
Materials 3.9%
Chemicals 2.3%
CF Industries Holdings, Inc.	12,600	2,441,124
Georgia Gulf Corp.	3,600	92,412
PPG Industries, Inc.	11,400	1,209,768
Valspar Corp.	7,200	377,928
		4,121,232
	Shares	Value ($)

Construction Materials 0.3%
Cemex SAB de CV (ADR) (a)	74,668	502,516
Metals & Mining 0.6%
Kinross Gold Corp.	57,900	471,885
Ternium SA (ADR)	16,300	318,991
Yamana Gold, Inc. (a)	22,700	349,580
		1,140,456
Paper & Forest Products 0.7%
Domtar Corp. (a)	14,900	1,142,979
Louisiana-Pacific Corp.* (a)	12,000	130,560
		1,273,539
Telecommunication Services 2.2%
Diversified Telecommunication Services 1.9%
Verizon Communications, Inc. (a)	75,100	3,337,444
Wireless Telecommunication Services 0.3%
China Mobile Ltd. (ADR) (a)	11,400	623,238
Utilities 3.3%
Electric Utilities 0.7%
Edison International (a)	18,200	840,840
NV Energy, Inc.	24,300	427,194
		1,268,034
Independent Power Producers & Energy Traders 1.0%
Calpine Corp.*	69,100	1,140,841
NRG Energy, Inc.*	34,400	597,184
		1,738,025
Multi-Utilities 1.6%
Ameren Corp.	21,600	724,464
Consolidated Edison, Inc.	13,200	820,908
DTE Energy Co.	4,400	261,052
PG&E Corp.	19,000	860,130
Sempra Energy	2,700	185,976
		2,852,530
Total Common Stocks (Cost $160,072,713)		177,567,835

Securities Lending Collateral 33.6%
Daily Assets Fund Institutional, 0.24% (b) (c) (Cost $60,616,503)	60,616,503	60,616,503

Cash Equivalents 1.4%
Central Cash Management Fund, 0.14% (b) (Cost $2,523,492)	2,523,492	2,523,492

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $223,212,708)+	133.4	240,707,830
Other Assets and Liabilities, Net (a)	(33.4)	(60,290,504)
Net Assets	100.0	180,417,326

* Non-income producing security.

+ The cost for federal income tax purposes was $224,213,360. At June 30, 2012, net unrealized appreciation for all securities based on tax cost was $16,494,470. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $20,224,172 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,729,702.

(a) All or a portion of these securities were on loan amounting to $56,032,699. In addition, included in other assets and liabilities, net are pending sales, amounting to $4,335,663, that are also on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2012 amounted to $60,368,362, which is 33.5% of net assets.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt

REIT: Real Estate Investment Trust

At June 30, 2012, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	9/21/2012	42	2,848,440	74,240

Currency Abbreviation
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (d)	$177,567,835	$—	$—	$177,567,835
Short-Term Investments (d)	63,139,995	—	—	63,139,995
Derivatives (e)	74,240	—	—	74,240
Total	$240,782,070	$—	$—	$240,782,070

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2012.

(d) See Investment Portfolio for additional detailed categorizations.

(e) Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2012 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $160,072,713) — including $56,032,699 of securities loaned	$177,567,835
Investment in Daily Assets Fund Institutional (cost $60,616,503)*	60,616,503
Investment in Central Cash Management Fund (cost $2,523,492)	2,523,492
Total investments in securities, at value (cost $223,212,708)	240,707,830
Cash	4,290
Receivable for investment sold	15,631,492
Deposits with broker for futures contracts	211,935
Receivable for Fund shares sold	62,678
Dividends receivable	206,805
Interest receivable	8,638
Receivable for variation margin on futures contracts	74,240
Foreign taxes recoverable	2,113
Other assets	668
Total assets	256,910,689
Liabilities
Payable upon return of securities loaned	60,616,503
Payable for investments purchased	15,682,354
Payable for Fund shares redeemed	46,611
Accrued management fee	57,200
Accrued Trustees' fees	524
Other accrued expenses and payables	90,171
Total liabilities	76,493,363
Net assets, at value	$180,417,326
Net Assets Consist of
Undistributed net investment income	783,794
Net unrealized appreciation (depreciation) on: Investments	17,495,122
Futures	74,240
Accumulated net realized gain (loss)	(39,247,284)
Paid-in capital	201,311,454
Net assets, at value	$180,417,326
Class A Net Asset Value, offering and redemption price per share ($178,809,175 ÷ 22,875,976 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.82
Class B Net Asset Value, offering and redemption price per share ($1,608,151 ÷ 205,787 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.81

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2012 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $646)	$1,162,506
Income distributions — Central Cash Management Fund	573
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	34,223
Total income	1,197,302
Expenses: Management fee	237,688
Administration fee	60,667
Services to shareholders	1,346
Distribution service fee (Class B)	2,053
Custodian fee	10,796
Audit fees	20,980
Legal fees	3,272
Reports to shareholders	23,646
Trustees' fees and expenses	4,473
Other	3,303
Total expenses	368,224
Net investment income	829,078
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	2,657,310
Futures	135,892
Foreign currency	68
2,793,270
Change in net unrealized appreciation (depreciation) on: Investments	(3,027,349)
Futures	51,507
Foreign currency	(18)
(2,975,860)
Net gain (loss)	(182,590)
Net increase (decrease) in net assets resulting from operations	$646,488

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations: Net investment income	$829,078	$1,190,417
Net realized gain (loss)	2,793,270	5,787,003
Change in net unrealized appreciation (depreciation)	(2,975,860)	(6,735,551)
Net increase (decrease) in net assets resulting from operations	646,488	241,869
Distributions to shareholders from: Net investment income: Class A	(1,157,831)	(1,231,321)
Class B	(17,067)	(19,225)
Total distributions	(1,174,898)	(1,250,546)
Fund share transactions: Class A Proceeds from shares sold	3,542,581	6,626,996
Net assets acquired in tax free reorganization*	103,303,156	—
Reinvestment of distributions	1,157,831	1,231,321
Payments for shares redeemed	(14,066,392)	(19,720,206)
Net increase (decrease) in net assets from Class A share transactions	93,937,176	(11,861,889)
Class B Proceeds from shares sold	17,398	79,702
Net assets acquired in tax free reorganization*	34,921	—
Reinvestment of distributions	17,067	19,225
Payments for shares redeemed	(139,304)	(429,706)
Net increase (decrease) in net assets from Class B share transactions	(69,918)	(330,779)
Increase (decrease) in net assets	93,338,848	(13,201,345)
Net assets at beginning of period	87,078,478	100,279,823
Net assets at end of period (including undistributed net investment income of $783,794 and $1,129,614, respectively)	$180,417,326	$87,078,478
Other Information
Class A Shares outstanding at beginning of period	11,456,872	13,004,152
Shares sold	446,721	857,669
Shares issued in tax free reorganization*	12,597,547	—
Shares issued to shareholders in reinvestment of distributions	141,027	148,352
Shares redeemed	(1,766,191)	(2,553,301)
Net increase (decrease) in Class A shares	11,419,104	(1,547,280)
Shares outstanding at end of period	22,875,976	11,456,872
Class B Shares outstanding at beginning of period	214,502	256,466
Shares sold	2,249	10,552
Shares issued in tax free reorganization*	4,259	—
Shares issued to shareholders in reinvestment of distributions	2,076	2,316
Shares redeemed	(17,299)	(54,832)
Net increase (decrease) in Class B shares	(8,715)	(41,964)
Shares outstanding at end of period	205,787	214,502

* On April 30, 2012, DWS Blue Chip VIP was acquired by the Fund through a tax-free reorganization (see Note G).

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
Class A	Six Months Ended 6/30/12 (Unaudited)		2011	2010		2009		2008		2007
Selected Per Share Data
Net asset value, beginning of period	$7.46		$7.56	$6.71		$5.12		$10.81		$10.94
Income (loss) from investment operations: Net investment income (loss)a	.05		.10	.09		.10		.10		.13
Net realized and unrealized gain (loss)	.42	c	(.10)	.87		1.61		(3.45)		.02
Total from investment operations	.47		.00	.96		1.71		(3.35)		.15
Less distributions from: Net investment income	(.11)		(.10)	(.11)		(.12)		(.18)		(.13)
Net realized gains	—		—	—		—		(2.16)		(.15)
Total distributions	(.11)		(.10)	(.11)		(.12)		(2.34)		(.28)
Net asset value, end of period	$7.82		$7.46	$7.56		$6.71		$5.12		$10.81
Total Return (%)	6.17	**	(.14)	14.40	b	34.15	b	(38.31	)b	1.36	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	179		85	98		101		94		196
Ratio of expenses before expense reductions (%)	.60	*	.63	.63		.63		.60		.57
Ratio of expenses after expense reductions (%)	.60	*	.63	.60		.54		.54		.56
Ratio of net investment income (loss) (%)	1.37	*	1.25	1.32		1.74		1.34		1.18
Portfolio turnover rate (%)	149	**	215	145		82		130		310
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
* Annualized
** Not annualized

			Years Ended December 31,
Class B	Six Months Ended 6/30/12 (Unaudited)		2011	2010		2009		2008		2007
Selected Per Share Data
Net asset value, beginning of period	$7.45		$7.55	$6.70		$5.12		$10.77		$10.90
Income (loss) from investment operations: Net investment income (loss)a	.04		.08	.07		.08		.08		.09
Net realized and unrealized gain (loss)	.40	c	(.10)	.87		1.60		(3.42)		.02
Total from investment operations	.44		(.02)	.94		1.68		(3.34)		.11
Less distributions from: Net investment income	(.08)		(.08)	(.09)		(.10)		(.15)		(.09)
Net realized gains	—		—	—		—		(2.16)		(.15)
Total distributions	(.08)		(.08)	(.09)		(.10)		(2.31)		(.24)
Net asset value, end of period	$7.81		$7.45	$7.55		$6.70		$5.12		$10.77
Total Return (%)	5.91	**	(.40)	14.12	b	33.64	b	(38.29	)b	1.00	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		2	2		2		2		15
Ratio of expenses before expense reductions (%)	.86	*	.88	.88		.89		.82		.95
Ratio of expenses after expense reductions (%)	.86	*	.88	.85		.80		.77		.92
Ratio of net investment income (loss) (%)	.98	*	.99	1.07		1.48		1.12		.82
Portfolio turnover rate (%)	149	**	215	145		82		130		310
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Variable Series I (the "Series") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, registered management investment company organized as a Massachusetts business trust. The Series consists of five diversified funds: DWS Bond VIP, DWS Core Equity VIP (formerly DWS Growth & Income VIP),, DWS Capital Growth VIP, DWS Global Small Cap Growth VIP and DWS International VIP (individually or collectively hereinafter referred to as a "Fund" or the "Funds"). These financial statements report on DWS Core Equity VIP. The Series is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). Effective as of the close of business on May 1, 2012, the Fund changed its name to "DWS Core Equity VIP."

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of 0.25% and up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Federal Income Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code, as amended. It is the Fund's policy to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2011, the Fund had a net tax basis capital loss carryforward of approximately $40,840,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2016 ($11,719,000) and December 31, 2017 ($29,121,000), the respective expiration dates, whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. The Fund will declare and distribute dividends from its net investment income, if any, annually, although additional distributions may be made if necessary. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Series arising in connection with a specific Fund are allocated to that Fund. Other Series expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Series.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2012, the Fund entered into futures contracts in circumstances where portfolio management believed they offered an economic means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2012, is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2012, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $631,000 to $2,848,000.

The following table summarizes the value of the Fund's derivative instruments held as of June 30, 2012 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivative	Futures Contracts
Equity Contracts (a)	$74,240

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2012 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$135,892

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$51,507

The above derivative is located in the following Statement of Operations account:

(a) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended June 30, 2012, purchases and sales of investment securities (excluding short-term investments) aggregated $192,955,817 and $203,408,219, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor.

QS Investors, LLC ("QS Investors") serves as subadvisor. As a subadvisor to the Fund, QS Investors makes investment decisions and buys and sells securities for the Fund. QS Investors is paid by the Advisor for the services QS Investors provides to the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of average daily net assets	.390%
Next $750 million of average daily net assets	.365%
Over $1 billion of average daily net assets	.340%

Accordingly, for the six months ended June 30, 2012, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate of 0.39% of the Fund's average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2012, the Administration Fee was $60,667, of which $14,667 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2012, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2012
Class A	$239	$73
Class B	40	13
	$279	$86

Distribution Service Agreement. DWS Investments Distributors, Inc. ("DIDI"), also an affiliate of the Advisor, is the Series' Distributor. In accordance with the Master Distribution Plan, DIDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, DIDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. For the six months ended June 30, 2012, the Distribution Service Fee aggregated $2,053, of which $481 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $10,584, of which $847 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Ownership of the Fund

Two participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 40% and 35%.

F. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2012.

G. Acquisition of Assets

On April 30, 2012, the Fund acquired all of the net assets of DWS Blue Chip VIP pursuant to a plan of reorganization approved by the Board of Trustees on November 18, 2011. The acquisition was accomplished by a tax-free exchange of 8,967,004 Class A shares and 3,018 Class B shares of DWS Blue Chip VIP for 12,597,547 Class A shares and 4,259 Class B shares of the Fund, respectively, outstanding on April 30, 2012. DWS Blue Chip VIP's net assets at that date, $103,338,077, including $13,470,096 of net unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $92,542,116. The combined net assets of the Fund immediately following the acquisition were $195,880,193.

The financial statements reflect the operations of the Fund for the period prior to the acquisition and the combined portfolio for the period subsequent to the portfolio merger. Assuming the acquisition had been completed on January 1, 2012, the Fund's pro forma results of operations for the six months ended June 30, 2012, are as follows:
Total Aggregated
Net investment income*	$1,156,196
Net gain (loss) on investments	$10,147,493
Net increase (decrease) in net assets resulting from operations	$11,303,689

* Net investment income includes $51,419 of pro forma eliminated expenses.

Because the combined investment portfolio has been managed as a single integrated Fund since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of DWS Blue Chip VIP that have been included in the Fund's Statement of Operations since April 30, 2012.

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2012 to June 30, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2012
Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/12	$1,000.00	$1,000.00
Ending Account Value 6/30/12	$1,061.70	$1,059.10
Expenses Paid per $1,000*	$3.08	$4.40
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/12	$1,000.00	$1,000.00
Ending Account Value 6/30/12	$1,021.88	$1,020.59
Expenses Paid per $1,000*	$3.02	$4.32

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class B
DWS Variable Series I — DWS Core Equity VIP	.60%	.86%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

Proxy Voting

The Series' policies and procedures for voting proxies for portfolio securities and information about how the Series voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Series' policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Notes

DWS Investments Distributors, Inc.

222 South Riverside Plaza

Chicago, IL 60606

(800) 621-1148

VS1coreq-3 (R-028376-1 8/12)

JUNE 30, 2012

SEMIANNUAL REPORT

DWS VARIABLE SERIES I

DWS Global Small Cap Growth VIP

Contents
3 Performance Summary
4 Portfolio Summary
4 Portfolio Management
5 Investment Portfolio
9 Statement of Assets and Liabilities
10 Statement of Operations
11 Statement of Changes in Net Assets
13 Financial Highlights
15 Notes to Financial Statements
19 Information About Your Fund's Expenses
19 Proxy Voting
21 Summary of Management Fee Evaluation by Independent Fee Consultant

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The Fund may lend securities to approved institutions. Stocks of smaller companies involve greater risk than securities of larger, more-established companies. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2012 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2012 are 1.12% and 1.38% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Growth of an Assumed $10,000 Investment

The S&P® Developed SmallCap Index is an unmanaged index of small-capitalization stocks within 26 countries around the globe.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results
DWS Global Small Cap Growth VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,298	$8,822	$14,537	$8,737	$21,994
	Average annual total return	2.98%	-11.78%	13.28%	-2.66%	8.20%
S&P Developed SmallCap Index	Growth of $10,000	$10,617	$9,089	$15,013	$8,981	$22,427
	Average annual total return	6.17%	-9.11%	14.50%	-2.13%	8.41%
DWS Global Small Cap Growth VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$10,284	$8,800	$14,443	$8,606	$21,452
	Average annual total return	2.84%	-12.00%	13.04%	-2.96%	7.93%
S&P Developed SmallCap Index	Growth of $10,000	$10,617	$9,089	$15,013	$8,981	$22,427
	Average annual total return	6.17%	-9.11%	14.50%	-2.13%	8.41%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Portfolio Summary (Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/12	12/31/11

Common Stocks	97%	99%
Cash Equivalents	3%	1%
	100%	100%

Geographical Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/12	12/31/11

United States	45%	45%
Continental Europe	22%	22%
United Kingdom	11%	11%
Asia (excluding Japan)	10%	10%
Japan	7%	7%
Canada	2%	1%
Latin America	1%	1%
Middle East	1%	1%
Australia	0%	1%
Other	1%	1%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/12	12/31/11

Industrials	25%	23%
Consumer Discretionary	21%	20%
Health Care	19%	20%
Financials	11%	10%
Information Technology	10%	12%
Energy	7%	8%
Consumer Staples	4%	5%
Materials	3%	2%
	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund's investment portfolio, see page 5.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Portfolio Management

Joseph Axtell, CFA

Portfolio Manager

Investment Portfolio June 30, 2012 (Unaudited)
	Shares	Value ($)

Common Stocks 96.6%
Australia 0.4%
Austal Ltd. (Cost $585,193)	306,363	508,100
Austria 1.2%
Andritz AG (Cost $1,197,463)	27,269	1,403,866
Bermuda 1.1%
Energy XXI (Bermuda) Ltd.	19,214	601,206
Lazard Ltd. "A" (a)	26,243	682,056
(Cost $1,243,125)		1,283,262
Brazil 1.1%
Fleury SA (Cost $1,188,202)	102,523	1,301,636
Canada 1.6%
Americas Petrogas, Inc.*	192,584	357,513
Fortress Paper Ltd. "A"*	19,448	347,088
SunOpta, Inc.*	222,575	1,248,645
(Cost $2,836,422)		1,953,246
Channel Islands 0.8%
Randgold Resources Ltd. (ADR) (Cost $652,403)	10,775	969,858
China 1.9%
Charm Communications, Inc. (ADR)	108,380	705,554
Minth Group Ltd.	1,391,554	1,510,206
(Cost $1,809,876)		2,215,760
Cyprus 0.6%
ProSafe SE (Cost $603,860)	95,272	692,732
France 1.3%
Flamel Technologies SA (ADR)*	161,320	701,742
JC Decaux SA	41,153	908,067
(Cost $3,032,187)		1,609,809
Germany 5.2%
Fresenius Medical Care AG & Co. KGaA	28,308	2,003,686
Gerresheimer AG*	12,927	608,807
M.A.X. Automation AG (b)	217,300	1,072,443
Rational AG	5,513	1,314,190
United Internet AG (Registered)	71,715	1,231,106
(Cost $2,581,181)		6,230,232
Gibraltar 0.3%
Bwin.Party Digital Entertainment PLC (Cost $864,797)	209,531	361,607
Hong Kong 3.1%
K Wah International Holdings Ltd.	3,860,033	1,519,063
REXLot Holdings Ltd.	20,422,633	1,463,855
SOCAM Development Ltd.	451,410	437,641
Techtronic Industries Co., Ltd.	240,207	304,663
(Cost $3,240,251)		3,725,222
Ireland 4.1%
C&C Group PLC (c)	120,694	515,251
C&C Group PLC (c)	185,737	796,816
Paddy Power PLC	33,340	2,176,938
Ryanair Holdings PLC* (c)	2,200	11,147
	Shares	Value ($)

Ryanair Holdings PLC* (c)	285,168	1,451,453
(Cost $2,582,736)		4,951,605
Israel 0.6%
EZchip Semiconductor Ltd.* (a) (Cost $608,995)	18,342	734,414
Italy 0.5%
Prysmian SpA (Cost $776,260)	43,156	645,497
Japan 6.4%
Hajime Construction Co., Ltd.	38,329	1,110,477
Kato Sangyo Co., Ltd.	21,960	442,020
Kusuri No Aoki Co., Ltd.	15,265	451,266
MISUMI Group, Inc.	49,863	1,174,369
Nippon Seiki Co., Ltd.	100,890	1,030,594
OSG Corp.	57,461	826,400
Sanrio Co., Ltd. (b)	15,547	566,653
Sumikin Bussan Corp.	407,782	1,028,724
United Arrows Ltd.	39,247	978,703
(Cost $7,619,943)		7,609,206
Korea 0.9%
DGB Financial Group, Inc. (Cost $1,293,440)	87,306	1,064,123
Luxembourg 1.0%
L'Occitane International SA (Cost $938,911)	437,624	1,212,091
Malaysia 0.7%
Hartalega Holdings Bhd. (Cost $595,736)	680,121	863,285
Netherlands 4.2%
Brunel International NV	22,825	905,738
Chicago Bridge & Iron Co. NV (d)	28,229	1,071,573
Koninklijke Vopak NV	28,572	1,832,220
SBM Offshore NV*	84,575	1,173,759
(Cost $2,491,209)		4,983,290
Philippines 0.7%
Alliance Global Group, Inc. (Cost $789,009)	3,054,858	845,374
Singapore 2.3%
Amtek Engineering Ltd.	1,076,641	534,583
Lian Beng Group Ltd.	1,715,343	511,319
UOB-Kay Hian Holdings Ltd.	558,337	694,130
Yongnam Holdings Ltd.	5,381,892	981,299
(Cost $3,333,594)		2,721,331
Switzerland 2.2%
Dufry AG (Registered)*	10,330	1,253,119
Partners Group Holding AG	7,929	1,409,631
(Cost $1,689,711)		2,662,750
United Arab Emirates 0.3%
Lamprell PLC (Cost $609,287)	203,643	322,123
United Kingdom 10.6%
Aegis Group PLC	246,159	624,928
ARM Holdings PLC	141,768	1,128,956
Ashmore Group PLC	290,155	1,592,306
Babcock International Group PLC	153,039	2,047,801
	Shares	Value ($)

Burberry Group PLC	49,152	1,025,271
Domino's Pizza Group PLC	137,972	1,115,300
Hargreaves Lansdown PLC	82,882	690,880
IG Group Holdings PLC	128,107	964,524
John Wood Group PLC	87,220	940,310
Rotork PLC	44,187	1,364,996
Serco Group PLC	71,008	597,051
The Weir Group PLC	25,413	612,931
(Cost $7,451,784)		12,705,254
United States 43.5%
Accuray, Inc.* (b)	100,384	686,627
Advance Auto Parts, Inc. (b)	16,295	1,111,645
Aecom Technology Corp.*	34,480	567,196
Aeropostale, Inc.*	51,413	916,694
Affiliated Managers Group, Inc.*	9,514	1,041,307
Altra Holdings, Inc.	47,738	753,306
Ancestry.com, Inc.* (b)	35,029	964,348
Applied Industrial Technologies, Inc.	16,377	603,492
Approach Resources, Inc.* (b)	24,637	629,229
BE Aerospace, Inc.*	39,951	1,744,261
BorgWarner, Inc.* (b)	15,082	989,228
Cardtronics, Inc.*	41,007	1,238,821
Centene Corp.* (b)	45,288	1,365,886
Cognex Corp.	30,625	969,281
CONMED Corp.	28,686	793,742
Deckers Outdoor Corp.* (b)	12,057	530,629
Dresser-Rand Group, Inc.*	26,444	1,177,816
FSI International, Inc.*	131,090	470,613
Green Mountain Coffee Roasters, Inc.* (b)	9,054	197,196
Guess?, Inc.	29,951	909,612
Harris Corp.	22,354	935,515
Haynes International, Inc.	10,849	552,648
Incyte Corp., Ltd.* (b)	38,359	870,749
Jarden Corp.	31,571	1,326,613
Jefferies Group, Inc. (b)	55,023	714,749
Joy Global, Inc.	8,798	499,111
Manitowoc Co., Inc. (b)	79,116	925,657
Metropolitan Health Networks, Inc.*	93,357	893,426
MICROS Systems, Inc.*	8,590	439,808
Molina Healthcare, Inc.*	39,368	923,573
NIC, Inc.	65,820	835,914
NxStage Medical, Inc.*	63,679	1,067,260
Oil States International, Inc.*	15,628	1,034,574
Pacira Pharmaceuticals, Inc.* (b)	144,940	2,324,838
Par Pharmaceutical Companies, Inc.*	27,283	986,008
Parametric Technology Corp.*	30,835	646,302
Prosperity Bancshares, Inc.	21,175	889,985
Questcor Pharmaceuticals, Inc.* (b)	19,654	1,046,379
Rockwood Holdings, Inc.	12,506	554,641
	Shares	Value ($)

Rosetta Resources, Inc.*	13,680	501,235
Sauer-Danfoss, Inc.	18,936	661,434
Schweitzer-Mauduit International, Inc.	22,171	1,510,732
Stericycle, Inc.*	6,734	617,306
SXC Health Solutions Corp.* (b)	11,950	1,185,560
Sycamore Networks, Inc.*	41,306	599,763
Tenneco, Inc.*	21,800	584,676
Tesla Motors, Inc.* (b)	10,163	318,000
Thoratec Corp.*	54,408	1,827,021
TiVo, Inc.*	72,127	596,490
TreeHouse Foods, Inc.*	19,325	1,203,754
United Rentals, Inc.* (b)	8,777	298,769
Urban Outfitters, Inc.*	40,046	1,104,869
VeriFone Systems, Inc.* (b)	19,782	654,586
VIVUS, Inc.*	32,906	939,137
Volcano Corp.*	23,866	683,761
WABCO Holdings, Inc.*	23,677	1,253,224
Waddell & Reed Financial, Inc. "A"	25,492	771,898
WellCare Health Plans, Inc.*	15,046	797,438
Zions Bancorp. (b)	43,060	836,225
(Cost $41,643,843)		52,074,557
Total Common Stocks (Cost $92,259,418)		115,650,230

Warrants 0.0%
Hong Kong 0.0%
Kingboard Chemical Holdings Ltd., Expiration Date 10/31/2012* (Cost $0)	39,014	50
Malaysia 0.0%
Hartalega Holdings Bhd., Expiration Date 5/29/2015* (Cost $0)	68,733	9,014
Total Warrants (Cost $0)		9,064

Securities Lending Collateral 12.2%
Daily Assets Fund Institutional, 0.24% (e) (f) (Cost $14,562,494)	14,562,494	14,562,494

Cash Equivalents 3.1%
Central Cash Management Fund, 0.14% (e) (Cost $3,663,433)	3,663,433	3,663,433

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $110,485,345)+	111.9	133,885,221
Other Assets and Liabilities, Net	(11.9)	(14,183,099)
Net Assets	100.0	119,702,122

* Non-income producing security.

+ The cost for federal income tax purposes was $111,154,196. At June 30, 2012, net unrealized appreciation for all securities based on tax cost was $22,731,025. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $32,387,210 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,656,185.

(a) Listed on the NASDAQ Stock Market, Inc.

(b) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2012 amounted to $14,480,671, which is 12.1% of net assets.

(c) Securities with the same description are the same corporate entity but trade on different stock exchanges.

(d) Listed on the New York Stock Exchange.

(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(f) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks & Warrants (g)
Australia	$—	$508,100	$—	$508,100
Austria	—	1,403,866	—	1,403,866
Bermuda	1,283,262	—	—	1,283,262
Brazil	1,301,636	—	—	1,301,636
Canada	1,953,246	—	—	1,953,246
Channel Islands	969,858	—	—	969,858
China	705,554	1,510,206	—	2,215,760
Cyprus	—	692,732	—	692,732
France	701,742	908,067	—	1,609,809
Germany	—	6,230,232	—	6,230,232
Gibraltar	—	361,607	—	361,607
Hong Kong	—	3,725,272	—	3,725,272
Ireland	—	4,951,605	—	4,951,605
Israel	734,414	—	—	734,414
Italy	—	645,497	—	645,497
Japan	—	7,609,206	—	7,609,206
Korea	—	1,064,123	—	1,064,123
Luxembourg	—	1,212,091	—	1,212,091
Malaysia	—	863,285	9,014	872,299
Netherlands	1,071,573	3,911,717	—	4,983,290
Philippines	—	845,374	—	845,374
Singapore	—	2,721,331	—	2,721,331
Switzerland	—	2,662,750	—	2,662,750
United Arab Emirates	—	322,123	—	322,123
United Kingdom	—	12,705,254	—	12,705,254
United States	52,074,557	—	—	52,074,557
Short-Term Investments (g)	18,225,927	—	—	18,225,927
Total	$79,021,769	$54,854,438	$9,014	$133,885,221

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2012.

(g) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2012 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $92,259,418) — including $14,480,671 of securities loaned	$115,659,294
Investment in Daily Assets Fund Institutional (cost $14,562,494)*	14,562,494
Investment in Central Cash Management Fund (cost $3,663,433)	3,663,433
Total investments in securities, at value (cost $110,485,345)	133,885,221
Foreign currency, at value (cost $120,432)	120,549
Receivable for investments sold	697,355
Receivable for Fund shares sold	2,960
Dividends receivable	170,815
Interest receivable	11,585
Foreign taxes recoverable	43,936
Other assets	263
Total assets	134,932,684
Liabilities
Payable upon return of securities loaned	14,562,494
Payable for investments purchased	418,977
Payable for Fund shares redeemed	97,932
Accrued management fee	69,973
Accrued Trustees' fees	534
Other accrued expenses and payables	80,652
Total liabilities	15,230,562
Net assets, at value	$119,702,122
Net Assets Consist of
Undistributed net investment income	373,845
Net unrealized appreciation (depreciation) on: Investments	23,399,876
Foreign currency	(1,401)
Accumulated net realized gain (loss)	4,506,571
Paid-in capital	91,423,231
Net assets, at value	$119,702,122
Class A Net Asset Value, offering and redemption price per share ($117,908,661 ÷ 9,584,775 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$12.30
Class B Net Asset Value, offering and redemption price per share ($1,793,461 ÷ 148,346 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$12.09

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2012 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $69,895)	$1,016,233
Income distributions — Central Cash Management Fund	762
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	27,085
Total income	1,044,080
Expenses: Management fee	567,060
Administration fee	63,922
Services to shareholders	1,856
Distribution service fee (Class B)	2,425
Custodian fee	15,908
Professional fees	30,198
Reports to shareholders	22,336
Trustees' fees and expenses	3,460
Other	21,721
Total expenses before expense reductions	728,886
Expense reductions	(93,192)
Total expenses after expense reductions	635,694
Net investment income (loss)	408,386
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	5,166,796
Foreign currency	(16,960)
5,149,836
Change in net unrealized appreciation (depreciation) on: Investments	(1,454,972)
Foreign currency	14,317
(1,440,655)
Net gain (loss)	3,709,181
Net increase (decrease) in net assets resulting from operations	$4,117,567

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations: Net investment income (loss)	$408,386	$834,776
Net realized gain (loss)	5,149,836	18,183,138
Change in net unrealized appreciation (depreciation)	(1,440,655)	(33,281,372)
Net increase (decrease) in net assets resulting from operations	4,117,567	(14,263,458)
Distributions to shareholders from: Net investment income: Class A	(847,848)	(2,513,532)
Class B	(8,192)	(31,935)
Net realized gains: Class A	(6,623,008)	—
Class B	(104,904)	—
Total distributions	(7,583,952)	(2,545,467)
Fund share transactions: Class A Proceeds from shares sold	1,854,208	8,812,558
Reinvestment of distributions	7,470,856	2,513,532
Payments for shares redeemed	(11,182,768)	(29,308,758)
Net increase (decrease) in net assets from Class A share transactions	(1,857,704)	(17,982,668)
Class B Proceeds from shares sold	37,270	118,378
Reinvestment of distributions	113,096	31,935
Payments for redeemed	(172,767)	(327,414)
Net increase (decrease) in net assets from Class B share transactions	(22,401)	(177,101)
Increase (decrease) in net assets	(5,346,490)	(34,968,694)
Net assets at beginning of period	125,048,612	160,017,306
Net assets at end of period (including undistributed net investment income of $373,845 and $821,499, respectively)	$119,702,122	$125,048,612
Other Information
Class A Shares outstanding at beginning of period	9,718,286	11,043,518
Shares sold	139,698	635,010
Shares issued to shareholders in reinvestment of distributions	561,297	165,582
Shares redeemed	(834,506)	(2,125,824)
Net increase (decrease) in Class A shares	(133,511)	(1,325,232)
Shares outstanding at end of period	9,584,775	9,718,286
Class B Shares outstanding at beginning of period	150,330	163,772
Shares sold	2,912	8,664
Shares issued to shareholders in reinvestment of distributions	8,640	2,139
Shares redeemed	(13,536)	(24,245)
Net increase (decrease) in Class B shares	(1,984)	(13,442)
Shares outstanding at end of period	148,346	150,330

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
Class A	Six Months Ended 6/30/12 (Unaudited)		2011	2010	2009	2008		2007
Selected Per Share Data
Net asset value, beginning of period	$12.67		$14.28	$11.32	$7.79	$18.28		$18.15
Income (loss) from investment operations: Net investment income (loss)a	.04		.08	.05	.04	.20	c	.08	c
Net realized and unrealized gain (loss)	.40		(1.45)	2.96	3.64	(8.18)		1.61
Total from investment operations	.44		(1.37)	3.01	3.68	(7.98)		1.69
Less distributions from: Net investment income	(.09)		(.24)	(.05)	(.15)	(.04)		(.23)
Net realized gains	(.72)		—	—	—	(2.47)		(1.33)
Total distributions	(.81)		(.24)	(.05)	(.15)	(2.51)		(1.56)
Net asset value, end of period	$12.30		$12.67	$14.28	$11.32	$7.79		$18.28
Total Return (%)b	2.98	**	(9.90)	26.64	48.20	(49.96)		9.33
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	118		123	158	139	117		310
Ratio of expenses before expense reductions (%)	1.14	*	1.12	1.12	1.11	1.11		1.14
Ratio of expenses after expense reductions (%)	.99	*	1.00	1.04	.99	.99		1.12
Ratio of net investment income (loss) (%)	.64	*	.57	.42	.47	1.53	c	.45	c
Portfolio turnover rate (%)	17	**	31	39	53	21		19
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.05 and $0.02 per share and 0.37% and 0.09% of average daily net assets for the years ended December 31, 2008 and 2007, respectively.
* Annualized
** Not annualized

			Years Ended December 31,
Class B	Six Months Ended 6/30/12 (Unaudited)		2011	2010	2009	2008		2007
Selected Per Share Data
Net asset value, beginning of period	$12.45		$14.03	$11.11	$7.65	$18.03		$17.93
Income (loss) from investment operations: Net investment income (loss)a	.03		.05	.03	.02	.16	c	.01	c
Net realized and unrealized gain (loss)	.39		(1.43)	2.90	3.57	(8.07)		1.61
Total from investment operations	.42		(1.38)	2.93	3.59	(7.91)		1.62
Less distributions from: Net investment income	(.06)		(.20)	(.01)	(.13)	—		(.19)
Net realized gains	(.72)		—	—	—	(2.47)		(1.33)
Total distributions	(.78)		(.20)	(.01)	(.13)	(2.47)		(1.52)
Net asset value, end of period	$12.09		$12.45	$14.03	$11.11	$7.65		$18.03
Total Return (%)b	2.84	**	(10.08)	26.38	47.66	(50.16)		8.92
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		2	2	7	5		12
Ratio of expenses before expense reductions (%)	1.39	*	1.38	1.34	1.42	1.42		1.53
Ratio of expenses after expense reductions (%)	1.24	*	1.25	1.26	1.30	1.30		1.50
Ratio of net investment income (loss) (%)	.40	*	.32	.20	.16	1.21	c	.07	c
Portfolio turnover rate (%)	17	**	31	39	53	21		19
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.05 and $0.02 per share and 0.37% and 0.09% of average daily net assets for the years ended December 31, 2008 and 2007, respectively.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Variable Series I (the "Series") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, registered management investment company organized as a Massachusetts business trust. The Series consists of five diversified funds: DWS Bond VIP, DWS Core Equity VIP (formerly DWS Growth & Income VIP), DWS Capital Growth VIP, DWS Global Small Cap Growth VIP and DWS International VIP (individually or collectively hereinafter referred to as a "Fund" or the "Funds"). These financial statements report on DWS Global Small Cap Growth VIP. The Series is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of 0.25% and up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code, as amended. It is the Fund's policy to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.

Additionally, based on the Series' understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the Fund invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. The Fund will declare and distribute dividends from its net investment income, if any, annually, although additional distributions may be made if necessary. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, passive foreign investment companies and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Series arising in connection with a specific Fund are allocated to that Fund. Other Series expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Series.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation.

B. Purchases and Sales of Securities

During the six months ended June 30, 2012, purchases and sales of investment securities (excluding short-term investments) aggregated $22,055,863 and $34,145,599, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of average daily net assets	.890%
Next $500 million of average daily net assets	.875%
Next $1 billion of average daily net assets	.860%
Over $2 billion of average daily net assets	.845%

For the period from January 1, 2012 through September 30, 2012 the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.99%
Class B	1.24%

Accordingly, for the six months ended June 30, 2012, the Advisor waived a portion of its management fee pursuant to the Investment Management Agreement aggregating $92,916, and the amount charged aggregated $474,144, which was equivalent to an annualized effective rate of 0.74% of the Fund's average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2012, the Administration Fee was $63,922, of which $9,541 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2012, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived
Class A	$222	$222
Class B	54	54
	$276	$276

Distribution Service Agreement. DWS Investments Distributors, Inc. ("DIDI"), also an affiliate of the Advisor, is the Series' Distributor. In accordance with the Master Distribution Plan, DIDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, DIDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. For the six months ended June 30, 2012, the Distribution Service Fee aggregated $2,425, of which $364 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $13,132, of which $4,192 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2012, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $2,945.

D. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements and may have prices more volatile or less easily assessed than those of comparable securities of issuers in developed markets.

E. Ownership of the Fund

Three participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 49%, 17% and 10%.

F. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2012.

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2012 to June 30, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2012
Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/12	$1,000.00	$1,000.00
Ending Account Value 6/30/12	$1,029.80	$1,028.40
Expenses Paid per $1,000*	$5.00	$6.25
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/12	$1,000.00	$1,000.00
Ending Account Value 6/30/12	$1,019.94	$1,018.70
Expenses Paid per $1,000*	$4.97	$6.22

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class B
DWS Variable Series I — DWS Global Small Cap Growth VIP	.99%	1.24%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

Proxy Voting

The Series' policies and procedures for voting proxies for portfolio securities and information about how the Series voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Series' policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Notes

DWS Investments Distributors, Inc.

222 South Riverside Plaza

Chicago, IL 60606

(800) 621-1148

VS1gloscg-3 (R-028377-1 8/12)

JUNE 30, 2012

SEMIANNUAL REPORT

DWS VARIABLE SERIES I

DWS International VIP

Contents
3 Performance Summary
4 Portfolio Summary
4 Portfolio Management Team
5 Investment Portfolio
7 Statement of Assets and Liabilities
8 Statement of Operations
9 Statement of Changes in Net Assets
11 Financial Highlights
13 Notes to Financial Statements
18 Information About Your Fund's Expenses
18 Proxy Voting
20 Summary of Management Fee Evaluation by Independent Fee Consultant

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The Fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2012 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2012 are 1.00% and 1.28% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Growth of an Assumed $10,000 Investment

The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE®) Index is an unmanaged index that tracks international stock performance in the 21 developed markets in Europe, Australasia and the Far East. The index is calculated using closing local market prices and translates into U.S. dollars using the London close foreign exchange rates.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results
DWS International VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,534	$8,575	$11,080	$6,416	$13,099
	Average annual total return	5.34%	-14.25%	3.48%	-8.49%	2.74%
MSCI EAFE® Index	Growth of $10,000	$10,296	$8,617	$11,898	$7,301	$16,513
	Average annual total return	2.96%	-13.83%	5.96%	-6.10%	5.14%
DWS International VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$10,504	$8,552	$10,986	$6,324	$12,724
	Average annual total return	5.04%	-14.48%	3.19%	-8.76%	2.44%
MSCI EAFE® Index	Growth of $10,000	$10,296	$8,617	$11,898	$7,301	$16,513
	Average annual total return	2.96%	-13.83%	5.96%	-6.10%	5.14%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Portfolio Summary (Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/12	12/31/11

Common Stocks	97%	97%
Cash Equivalents	3%	2%
Preferred Stocks	0%	1%
	100%	100%

Geographical Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/12	12/31/11

Continental Europe	50%	45%
Japan	22%	21%
United Kingdom	11%	15%
Australia	9%	9%
Asia (excluding Japan)	7%	9%
Other	1%	1%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/12	12/31/11

Financials	27%	27%
Industrials	18%	11%
Utilities	12%	6%
Information Technology	10%	11%
Consumer Discretionary	10%	8%
Telecommunication Services	10%	7%
Energy	5%	6%
Materials	5%	4%
Health Care	2%	12%
Consumer Staples	1%	8%
	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund's investment portfolio, see page 5.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Portfolio Management Team

Thomas Voecking
Jason E. Inzer
Portfolio Managers

Investment Portfolio June 30, 2012 (Unaudited)
	Shares	Value ($)

Common Stocks 94.8%
Australia 8.8%
Australia & New Zealand Banking Group Ltd.	50,000	1,135,054
BHP Billiton Ltd.	138,500	4,514,621
Lend Lease Group	73,000	541,866
National Australia Bank Ltd.	311,207	7,557,785
Newcrest Mining Ltd.	117,392	2,732,450
Wesfarmers Ltd.	38,691	1,191,132
Westpac Banking Corp.	47,000	1,022,463
(Cost $21,347,792)		18,695,371
Finland 4.1%
Fortum Oyj	435,000	8,265,161
Nokia Oyj (a)	151,000	311,066
(Cost $10,443,693)		8,576,227
France 8.6%
Aeroports de Paris	20,400	1,541,491
Dassault Systemes SA (a)	137,100	12,879,443
Klepierre (REIT)	34,000	1,120,381
Publicis Groupe (a)	26,000	1,189,020
Unibail-Rodamco SE (REIT)	7,700	1,420,619
(Cost $16,593,782)		18,150,954
Germany 11.2%
Adidas AG	111,500	7,997,093
BASF SE	10,400	722,682
Deutsche Post AG (Registered)	505,000	8,944,111
Hannover Rueckversicherung AG (Registered)	36,800	2,185,108
Lanxess AG	7,400	466,783
SAP AG	46,550	2,748,941
Siemens AG (Registered)	7,100	596,810
(Cost $23,688,774)		23,661,528
Hong Kong 5.5%
BOC Hong Kong (Holdings) Ltd.	3,426,000	10,543,717
Noble Group Ltd.	1,270,000	1,133,897
(Cost $10,881,025)		11,677,614
Israel 0.9%
Bezeq Israeli Telecommunication Corp., Ltd. (Cost $3,519,135)	1,789,000	1,893,010
Italy 4.1%
Snam SpA	1,722,000	7,676,683
UniCredit SpA*	261,000	988,997
(Cost $10,252,410)		8,665,680
Japan 21.2%
Bridgestone Corp. (a)	65,700	1,507,010
Canon, Inc. (a)	115,000	4,604,918
Central Japan Railway Co.	210	1,659,633
Fast Retailing Co., Ltd.	28,300	5,681,150
Honda Motor Co., Ltd.	95,992	3,343,846
JGC Corp.	118,000	3,415,306
Kyushu Electric Power Co., Inc.	76,000	901,588
Marubeni Corp.	69,000	459,246
Mitsubishi Corp.	24,409	492,906
Mitsubishi Electric Corp.	119,000	991,811
	Shares	Value ($)

Mitsubishi Estate Co., Ltd.	196,000	3,516,068
Mitsubishi Heavy Industries Ltd.	106,000	430,415
Mitsui & Co., Ltd.	446,000	6,617,186
Mizuho Financial Group, Inc.	408,000	690,676
Nabtesco Corp.	117,900	2,621,367
Nidec Corp. (a)	33,500	2,540,457
Nintendo Co., Ltd.	2,600	303,379
Nomura Holdings, Inc.	110,000	410,800
Resona Holdings, Inc.	442,000	1,824,303
Sony Corp.	52,000	739,992
Sumitomo Mitsui Financial Group, Inc.	55,800	1,840,779
Sumitomo Realty & Development Co., Ltd.	9,000	221,443
(Cost $46,830,417)		44,814,279
Netherlands 7.1%
Corio NV (REIT)	46,710	2,057,400
ING Groep NV (CVA)*	607,857	4,101,106
Royal Dutch Shell PLC "B"	251,600	8,780,893
(Cost $15,640,055)		14,939,399
Norway 1.4%
DnB ASA (Cost $3,994,337)	298,000	2,964,579
Portugal 0.5%
Banco Comercial Portugues SA "R"* (a) (Cost $1,861,973)	7,980,000	993,387
Singapore 0.7%
Capitaland Ltd.	565,000	1,219,676
Wilmar International Ltd.	100,000	287,484
(Cost $1,542,567)		1,507,160
Sweden 6.8%
TeliaSonera AB (Cost $15,788,001)	2,240,000	14,330,144
Switzerland 3.3%
Nestle SA (Registered)	19,000	1,133,377
Schindler Holding AG	3,000	335,490
Swiss Life Holding AG (Registered)*	16,800	1,585,326
Zurich Insurance Group AG*	17,900	4,038,592
(Cost $7,767,549)		7,092,785
United Kingdom 10.6%
BHP Billiton PLC	11,300	322,688
BP PLC	110,000	737,018
Cairn Energy PLC*	161,000	668,806
Capita PLC	380,000	3,907,428
Centrica PLC	1,593,000	7,941,394
GlaxoSmithKline PLC	201,600	4,571,451
Inmarsat PLC	390,000	2,999,987
Old Mutual PLC	508,285	1,209,691
(Cost $22,539,729)		22,358,463
Total Common Stocks (Cost $212,691,239)		200,320,580

Preferred Stocks 0.2%
Germany
Volkswagen AG (Cost $370,777)	2,300	364,659
	Shares	Value ($)

Securities Lending Collateral 11.1%
Daily Assets Fund Institutional, 0.24% (b) (c) (Cost $23,586,636)	23,586,636	23,586,636

Cash Equivalents 2.6%
Central Cash Management Fund, 0.14% (b) (Cost $5,416,911)	5,416,911	5,416,911

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $242,065,563)+	108.7	229,688,786
Other Assets and Liabilities, Net	(8.7)	(18,311,979)
Net Assets	100.0	211,376,807

* Non-income producing security.

+ The cost for federal income tax purposes was $243,214,000. At June 30, 2012, net unrealized depreciation for all securities based on tax cost was $13,525,214. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,299,201 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $18,824,415.

(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2012 amounted to $22,993,750, which is 10.9% of net assets.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CVA: Certificaten Van Aandelen

REIT: Real Estate Investment Trust

At June 30, 2012, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	9/21/2012	160	10,851,200	449,200

Currency Abbreviation
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common and Preferred Stocks (d)
Australia	$—	$18,695,371	$—	$18,695,371
Finland	—	8,576,227	—	8,576,227
France	—	18,150,954	—	18,150,954
Germany	—	24,026,187	—	24,026,187
Hong Kong	—	11,677,614	—	11,677,614
Israel	—	1,893,010	—	1,893,010
Italy	—	8,665,680	—	8,665,680
Japan	—	44,814,279	—	44,814,279
Netherlands	—	14,939,399	—	14,939,399
Norway	—	2,964,579	—	2,964,579
Portugal	—	993,387	—	993,387
Singapore	—	1,507,160	—	1,507,160
Sweden	—	14,330,144	—	14,330,144
Switzerland	—	7,092,785	—	7,092,785
United Kingdom	—	22,358,463	—	22,358,463
Short-Term Investments (d)	29,003,547	—	—	29,003,547
Derivatives (e)	449,200	—	—	449,200
Total	$29,452,747	$200,685,239	$—	$230,137,986

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2012.

(d) See Investment Portfolio for additional detailed categorizations.

(e) Derivatives include unrealized appreciation (depreciation) on futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2012 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $213,062,016) — including $22,993,750 of securities loaned	$200,685,239
Investment in Daily Assets Fund Institutional (cost $23,586,636)*	23,586,636
Investment in Central Cash Management Fund (cost $5,416,911)	5,416,911
Total investments, at value (cost $242,065,563)	229,688,786
Foreign currency, at value (cost $3,936,847)	3,826,372
Deposit with broker for futures contracts	560,000
Receivable for Fund shares sold	43,942
Interest receivable	28,264
Dividends receivable	652,648
Receivable for variation margin on futures contracts	272,000
Foreign taxes recoverable	197,588
Other assets	126
Total assets	235,269,726
Liabilities
Payable for Fund shares redeemed	31,843
Payable upon return of securities loaned	23,586,636
Accrued Trustees' fees	1,742
Accrued management fee	132,014
Other accrued expenses and payables	140,684
Total liabilities	23,892,919
Net assets, at value	$211,376,807
Net Assets Consist of
Undistributed net investment income	5,139,958
Net unrealized appreciation (depreciation) on: Investments	(12,376,777)
Futures	449,200
Foreign currency	(119,347)
Accumulated net realized gain (loss)	(143,685,859)
Paid-in capital	361,969,632
Net assets, at value	$211,376,807
Class A Net Asset Value, offering and redemption price per share ($211,122,694 ÷ 30,377,037 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.95
Class B Net Asset Value, offering and redemption price per share ($254,113 ÷ 36,487 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.96

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2012 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $477,176)	$6,059,403
Interest	568
Income distributions — Central Cash Management Fund	2,867
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	305,051
Total income	6,367,889
Expenses: Management fee	863,914
Administration fee	109,356
Services to shareholders	3,639
Custodian fee	27,928
Distribution service fee (Class B)	319
Professional fees	32,630
Reports to shareholders	40,496
Trustees' fees and expenses	5,916
Other	21,436
Total expenses	1,105,634
Net investment income (loss)	5,262,255
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(13,167,021)
Futures	676,511
Foreign currency	(88,512)
(12,579,022)
Change in net unrealized appreciation (depreciation) on: Investments	18,457,326
Futures	274,825
Foreign currency	51,518
18,783,669
Net gain (loss)	6,204,647
Net increase (decrease) in net assets resulting from operations	$11,466,902

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations: Net investment income (loss)	$5,262,255	$5,039,870
Operations: Net investment income (loss)	$5,262,255	$5,039,870
Net realized gain (loss)	(12,579,022)	19,998,084
Change in net unrealized appreciation (depreciation)	18,783,669	(67,950,795)
Net increase (decrease) in net assets resulting from operations	11,466,902	(42,912,841)
Distributions to shareholders from: Net investment income: Class A	(4,756,093)	(4,647,186)
Class B	(4,778)	(4,542)
Total distributions	(4,760,871)	(4,651,728)
Fund share transactions: Class A Proceeds from shares sold	3,819,629	8,968,575
Reinvestment of distributions	4,756,093	4,647,186
Payments for shares redeemed	(14,966,643)	(43,581,738)
Net increase (decrease) in net assets from Class A share transactions	(6,390,921)	(29,965,977)
Class B Proceeds from shares sold	33,451	17,120
Reinvestment of distributions	4,778	4,542
Payments for shares redeemed	(25,787)	(100,644)
Net increase (decrease) in net assets from Class B share transactions	12,442	(78,982)
Increase (decrease) in net assets	327,552	(77,609,528)
Net assets at beginning of period	211,049,255	288,658,783
Net assets at end of period (including undistributed net investment income of $5,139,958 and $4,638,574, respectively)	$211,376,807	$211,049,255
Other Information
Class A Shares outstanding at beginning of period	31,267,358	35,091,522
Shares sold	536,780	1,212,691
Shares issued to shareholders in reinvestment of distributions	650,628	539,116
Shares redeemed	(2,077,729)	(5,575,971)
Net increase (decrease) in Class A shares	(890,321)	(3,824,164)
Shares outstanding at end of period	30,377,037	31,267,358
Class B Shares outstanding at beginning of period	34,893	44,527
Shares sold	4,578	2,218
Shares issued to shareholders in reinvestment of distributions	652	526
Shares redeemed	(3,636)	(12,378)
Net increase (decrease) in Class B shares	1,594	(9,634)
Shares outstanding at end of period	36,487	34,893

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
Class A	Six Months Ended 6/30/12 (Unaudited)		2011	2010		2009	2008		2007
Selected Per Share Data
Net asset value, beginning of period	$6.74		$8.22	$8.26		$6.52	$15.01		$13.42
Income (loss) from investment operations: Net investment income (loss)a	.17		.15	.13		.12	.29	c	.21	c
Net realized and unrealized gain (loss)	.20		(1.49)	(.00	)***	1.93	(6.46)		1.73
Total from investment operations	.37		(1.34)	.13		2.05	(6.17)		1.94
Less distributions from: Net investment income	(.16)		(.14)	(.17)		(.31)	(.17)		(.35)
Net realized gains	—		—	—		—	(2.15)		—
Total distributions	(.16)		(.14)	(.17)		(.31)	(2.32)		(.35)
Net asset value, end of period	$6.95		$6.74	$8.22		$8.26	$6.52		$15.01
Total Return (%)	5.34	**	(16.67)	1.62	b	33.52	(48.21	)b,d	14.59
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	211		211	288		344	297		702
Ratio of expenses before expense reductions (%)	1.01	*	1.00	.99		.94	1.01		.98
Ratio of expenses after expense reductions (%)	1.01	*	1.00	.99		.94	.97		.98
Ratio of net investment income (loss) (%)	2.39	****	1.98	1.68		1.69	2.74	c	1.48	c
Portfolio turnover rate (%)	51	**	174	228		81	123		108
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.09 and $0.05 per share and 0.82% and 0.33% of average daily net assets for the years ended December 31, 2008 and 2007, respectively.
d Includes a reimbursement from the Advisor to reimburse the effect of losses incurred as the result of certain operation errors during the period. Excluding this reimbursement, total return would have been 0.06% lower.
* Annualized
** Not annualized
*** Amount is less than $.005.
**** Not annualized. The ratio for the six months ended June 30, 2012 has not been annualized, since the Fund believes it would be not be appropriate because the Fund's dividend income is not earned ratably throughout the year.

			Years Ended December 31,
Class B	Six Months Ended 6/30/12 (Unaudited)		2011	2010		2009	2008		2007
Selected Per Share Data
Net asset value, beginning of period	$6.75		$8.22	$8.26		$6.52	$14.98		$13.38
Income (loss) from investment operations: Net investment income (loss)a	.17		.13	.11		.10	.23	c	.16	c
Net realized and unrealized gain (loss)	.18		(1.48)	(.00	)***	1.94	(6.43)		1.73
Total from investment operations	.35		(1.35)	.11		2.04	(6.20)		1.89
Less distributions from: Net investment income	(.14)		(.12)	(.15)		(.30)	(.11)		(.29)
Net realized gains	—		—	—		—	(2.15)		—
Total distributions	(.14)		(.12)	(.15)		(.30)	(2.26)		(.29)
Net asset value, end of period	$6.96		$6.75	$8.22		$8.26	$6.52		$14.98
Total Return (%)	5.04	**	(16.77)	1.33	b	32.89	(48.25	)b,d	14.25	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.25		.24	.36		.50	.40		12
Ratio of expenses before expense reductions (%)	1.29	*	1.28	1.26		1.22	1.33		1.41
Ratio of expenses after expense reductions (%)	1.29	*	1.28	1.26		1.22	1.28		1.39
Ratio of net investment income (loss) (%)	2.31	****	1.70	1.41		1.42	2.42	c	1.07	c
Portfolio turnover rate (%)	51	**	174	228		81	123		108
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.09 and $0.05 per share and 0.82% and 0.33% of average daily net assets for the years ended December 31, 2008 and 2007, respectively.
d Includes a reimbursement from the Advisor to reimburse the effect of losses incurred as the result of certain operation errors during the period. Excluding this reimbursement, total return would have been 0.06% lower.
* Annualized
** Not annualized
*** Amount is less than $.005.
**** Not annualized. The ratio for the six months ended June 30, 2012 has not been annualized, since the Fund believes it would be not be appropriate because the Fund's dividend income is not earned ratably throughout the year.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Variable Series I (the "Series") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, registered management investment company organized as a Massachusetts business trust. The Series consists of five diversified funds: DWS Bond VIP, DWS Core Equity VIP (formerly DWS Growth & Income VIP), DWS Capital Growth VIP, DWS Global Small Cap Growth VIP and DWS International VIP (individually or collectively hereinafter referred to as a "Fund" or the "Funds"). These financial statements report on DWS International VIP. The Series is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of 0.25% and up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code, as amended. It is the Fund's policy to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.

Additionally, based on the Series' understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the Fund invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2011, the Fund had a net tax basis capital loss carryforward of approximately $124,587,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2016 ($51,383,000) and December 31, 2017 ($73,204,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2011 to December 31, 2011, the Fund elects to defer qualified late year losses of approximately $5,197,000 of net long-term realized capital losses and treat them as arising in the fiscal year ending December 31, 2012.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. The Fund will declare and distribute dividends from its net investment income, if any, annually, although additional distributions may be made if necessary. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, futures contracts, passive foreign investment companies and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Series arising in connection with a specific Fund are allocated to that Fund. Other Series expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Series.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2012, the Fund entered into futures contracts in circumstances where portfolio management believed they offered an economic means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2012 is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2012, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $8,911,000 to $10,851,000.

Asset Derivative	Futures Contracts
Equity Contracts (a)	$449,200

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2012 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$676,511

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$274,825

The above derivative is located in the following Statement of Operations account:

(a) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended June 30, 2012, purchases and sales of investment securities (excluding short-term investments) aggregated $106,677,052 and $113,583,586, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of average daily net assets	.790%
Over $500 million of average daily net assets	.640%

Accordingly, for the six months ended June 30, 2012, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate of 0.79% of the Fund's average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2012, the Administration Fee was $109,356, of which $16,711 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2012, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2012
Class A	$343	$110
Class B	40	13
	$383	$123

Distribution Service Agreement. DWS Investments Distributors, Inc. ("DIDI"), also an affiliate of the Advisor, is the Series' Distributor. In accordance with the Master Distribution Plan, DIDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, DIDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. For the six months ended June 30, 2012, the Distribution Service Fee aggregated $319, of which $50 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $13,342, of which $4,370 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2012, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $32,650.

E. Ownership of the Fund

Two participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 41% and 13%.

F. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2012.

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2012 to June 30, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2012
Actual Fund Return	Class A		Class B
Beginning Account Value 1/1/12	$1,000.00		$1,000.00
Ending Account Value 6/30/12	$1,053.40	,	$1,050.40
Expenses Paid per $1,000*	$5.16		$6.58
Hypothetical 5% Fund Return	Class A		Class B
Beginning Account Value 1/1/12	$1,000.00		$1,000.00
Ending Account Value 6/30/12	$1,019.84		$1,018.45
Expenses Paid per $1,000*	$5.07		$6.47

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class B
DWS Variable Series I — DWS International VIP	1.01%	1.29%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

Proxy Voting

The Series' policies and procedures for voting proxies for portfolio securities and information about how the Series voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Series' policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

DWS Investments Distributors, Inc.

222 South Riverside Plaza

Chicago, IL 60606

(800) 621-1148

VS1int-3 (R-028378-1 8/12)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable Series I

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 20, 2012